-----------------------------------------------------------
                                  SMITH BARNEY
                                    MUNICIPAL
                             MONEY MARKET FUND, INC.
           -----------------------------------------------------------

                     SEMI-ANNUAL REPORT | SEPTEMBER 30, 2001

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

[PHOTO OMITTED]                 [PHOTO OMITTED]               [PHOTO OMITTED]

HEATH B.                        JOSEPH P.                     JOSEPH
MCLENDON                        DEANE                         BENEVENTO

Chairman                        Vice President                Vice President

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Municipal Money Market Fund, Inc. ("Fund") for the period ended September 30, 2001. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report useful and informative.

Special Shareholder Notice

As you may know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed during the September 11th terrorist attack. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan and have been in full operation since the markets reopened. Purchases and redemptions placed after 4:00 p.m. ET on September 10th were executed on the day that the markets reopened, much like orders received over weekends. We can assure you that this event did not affect the management of your investments at all; as always, they have been well protected and managed under the watchful eye of our investment professionals.

Performance Update

As of September 30, 2001, the Fund's seven-day current yield for Class A shares was 1.80%. The Fund's seven-day effective yield(1) for Class A shares, which reflects compounding was 1.81%.

----------
(1) The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund or the Class is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.


1  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

Investment Strategy

The Fund seeks to provide investors with tax-exempt income(2) from a portfolio of high-quality short-term municipal obligations selected for liquidity and stability of principal.

The Fund's portfolio managers use a system of fundamental credit analysis to identify what they deem to be undervalued sectors and individual securities. They only select securities of issuers that they believe present minimal credit risk.

While all investments involve some degree of risk, money market funds provide investors with an opportunity to earn current short-term interest rates with a higher degree of liquidity than most other types of mutual funds.

Please note that an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Fund Review

Faced with economic deceleration, the U.S. Federal Reserve Board ("Fed") began 2001 with an aggressive campaign of easing (i.e., reducing) interest rates. Until recently, it appeared that the Fed was near the end of its rate cuts. The tragic events of September 11, 2001, however, changed monetary policy significantly. Since that day, the Federal Open Market Committee ("FOMC")(3) lowered short-term rates three times in 50 basis point(4) increments. It lowered the rates once with an intra-meeting move on September 17th before the equity market reopened, once at the FOMC meeting on October 2nd and most recently, on November 6th. Please note that the October 2nd and November 6th rate reductions both occurred after the reporting period ended. The federal funds rate ("fed funds rate")(5) now stands at 2.0%, its lowest level in four decades.

Since the beginning of 2001, the Fed has cut its benchmark rate 450 basis points (4.50%) in the hopes of stimulating the economy. Economic growth, which has been moderating all year, will now have to absorb the slowdown created by the

----------
(2) Please note a portion of the income from the Fund is subject to the Alternative Minimum Tax ("AMT").
(3) The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
(4)   A basis point is 0.01%, or one one-hundredth of a percent.
(5) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


2  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders
recent terrorist attacks. In addition to the accommodative stance on interest rates, Congress is working to craft a second package of tax cuts to help stimulate growth.

Under the current economic conditions, the Fund has experienced increased asset growth as investors, seeking shelter from the volatility of the equity markets, moved into municipal money market funds. In our opinion, the effects of asset growth in the Fund coupled with the Fed aggressively lowering rates have caused the returns on the Fund to decline considerably. In our opinion, the ramifications of the economic slowdown have also forced many state and local governments to spend their "rainy day funds" or, in some cases, to contend with projected budget deficits.

As a result, we have seen an increase in short-term municipal issuance for the purpose of cash flow financing from many state and local governments. Currently, the market has absorbed a large amount of issuance from both California, as a result of its power crisis, and New York, as a result of its post September 11th recovery efforts.

Market and Fund Outlook

Going forward, we will remain vigilant with respect to credit quality and diversification, focusing on a high-quality, liquid mix of variable-rate and fixed-rate issues seeking to maximize current income. In the coming months, we anticipate maintaining an average maturity target of 55 to 60 days.

In closing, thank you for investing in the Smith Barney Municipal Money Market Fund, Inc.

Sincerely,


/s/ Heath B. McLendon          /s/ Joseph P. Deane      /s/ Joseph Benevento


Heath B. McLendon              Joseph P. Deane          Joseph Benevento
Chairman                       Vice President           Vice President

November 6, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 4 through 34 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of September 30, 2001 and is subject to change.


3  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited)                           September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Alabama -- 0.5%
$   14,680,000    AA       Alabama State GO Series A 5.50% due 10/1/01                      $   14,680,000
     2,000,000    NR+      Auburn Alabama IDB (Donaldson Co.) 3.70% VRDO AMT                     2,000,000
       650,000    NR+      Cullman Alabama IDB (Pressac Project) 3.70% VRDO AMT                    650,000
     6,000,000    A-1+     Decatur IDR (NEO Industries) Series 98 3.70% VRDO AMT                 6,000,000
     3,125,000    A-1+     Demopolis IDR (McLain Inc. Project) 3.62% VRDO AMT                    3,125,000
     3,295,000    VMIG 1*  Jefferson Alabama Sewer Revenue FGIC-Insured 3.55% VRDO               3,295,000
     4,000,000    A-1      Montgomery Alabama Pollution Control Series 1990
                             AMBAC-Insured 2.55% VRDO                                            4,000,000
     8,000,000    A-1      Montgomery Baptist Medical Center Special Care Facilities
                             Financing Authority Revenue (VHA Alabama Inc. Cap)
                             AMBAC-Insured 3.55% VRDO                                            8,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                41,750,000
----------------------------------------------------------------------------------------------------------
Alaska -- 0.5%
    26,000,000    A-1+     Alaska HFA Series 99B PART 3.60% VRDO AMT                            26,000,000
     1,600,000    A-1      Alaska HFC (University of Alaska Project) Series A
                             3.50% VRDO                                                          1,600,000
    12,400,000    A-1      Valdez Alaska Marine Terminal Revenue Project B
                             (ARCO Transportation Project) 3.55% VRDO                           12,400,000
----------------------------------------------------------------------------------------------------------
                                                                                                40,000,000
----------------------------------------------------------------------------------------------------------
Arizona -- 1.2%
                           Apache County IDR PCR Tucson Electric Power Co.:
       100,000    A-1+       Series 83A 3.40% VRDO                                                 100,000
     1,700,000    A-1+       Series 83B 3.55% VRDO                                               1,700,000
    14,100,000    VMIG 1*  Arizona Health Pooled Finance Series A 3.65% VRDO                    14,100,000
     7,400,000    A-1+     Maricopa County Arizona IDA MFH Revenue (Gran Victoria
                             Housing LLC Project) Series A 2.25% VRDO                            7,400,000
    21,000,000    A-1+     Mesa Arizona Municipal Development Series 1985
                             2.55% due 10/16/01                                                 21,000,000
    12,500,000    A-1+     Phoenix Arizona Civic Improvement Water Systems BAN
                             Series A 2.60% due 2/14/02                                         12,500,000
                           Pima County IDA:
    19,200,000    A-1+       IDR Tucson Electric Power Series A 3.45% VRDO                      19,200,000
     6,100,000    A-1+       Single-Family Mortgage GNMA-Collateralized
                               PART 2.43% VRDO AMT                                               6,100,000
    16,300,000    A-1+     University of Arizona CTFS Partnership Student Union
                             Bookstore Series B AMBAC-Insured 2.25% VRDO                        16,300,000
----------------------------------------------------------------------------------------------------------
                                                                                                98,400,000
----------------------------------------------------------------------------------------------------------
Arkansas -- 0.3%
     2,650,000    NR+      Atkins IDR (Green Bay Foods Project) 3.60% VRDO AMT                   2,650,000
                           Pine Bluff IDR:
     4,900,000    A-1+       Camden Wire Co. 3.45% VRDO                                          4,900,000
     7,000,000    NR+        Greenfield Industries Inc. Project 3.60% VRDO AMT                   7,000,000

                       See Notes to Financial Statements.


4  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Arkansas -- 0.3% (continued)
                           Searcy IDR (Kohler County Project):
$    3,250,000    NR+        Series 00 3.50% VRDO                                           $    3,250,000
     6,000,000    NR+        Series 88 3.60% VRDO AMT                                            6,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                23,800,000
----------------------------------------------------------------------------------------------------------
California -- 1.2%
    30,000,000    SP-1+    California School Cash Reserve Program Series A
                             AMBAC-Insured 4.00% due 7/3/02                                     30,297,226
    10,000,000    A-1      California State GO TECP PART 2.65% due 10/10/01                     10,000,000
     4,400,000    A-1      Municipal Securities Trust Certificates Series 2001-135
                             Class A FGIC-Insured 2.60% VRDO                                     4,400,000
    50,000,000    SP-1+    San Diego California United School District TRAN
                             3.50% due 8/1/02                                                   50,322,856
----------------------------------------------------------------------------------------------------------
                                                                                                95,020,082
----------------------------------------------------------------------------------------------------------
Colorado -- 1.4%
     5,100,000    VMIG 1*  Arapohoe County USD Excelsior Youth Centers 3.55% VRDO                5,100,000
    20,000,000    A-1+     Colorado E-470 Public Highway Authority Revenue
                             MBIA-Insured (Vehicle Registration Fee) 2.30% VRDO                 20,000,000
                           Colorado HFA MFH:
     9,800,000    A-1+       Bethesda Living Centers Project 3.52% VRDO                          9,800,000
     2,400,000    A-1+       MFH Project Series B-3 2.40% VRDO AMT                               2,400,000
                           Colorado Student Loan Authority AMBAC-Insured:
     4,200,000    VMIG 1*    Series 89A 3.60% VRDO AMT                                           4,200,000
    12,600,000    VMIG 1*    Series 90A 3.60% VRDO AMT                                          12,600,000
     6,600,000    VMIG 1*    Series 99A-1 3.55%VRDO                                              6,600,000
     7,500,000    VMIG 1*    Series 99A-3 3.60% VRDO AMT                                         7,500,000
                           Denver City & County Airport Revenue:
     7,000,000    A-1+       PART MBIA-Insured 3.60% VRDO                                        7,000,000
     3,000,000    A-1+       Series 97A 2.60% due 1/16/02                                        3,000,000
     1,590,000    NR++       Series A 7.00% due 11/15/01 AMT                                     1,597,620
     8,805,000    A-1+       Series B 3.55% VRDO                                                 8,805,000
     8,420,000    NR         Series D MBIA-Insured (Pre-Refunded -- Escrowed with
                               U.S.government securities to 11/15/01 Call @ 102)
                               7.75% due 11/15/21 AMT                                            8,620,954
     7,200,000    VMIG 1*  Fiddlers Business District Greenwood Village 3.55% VRDO               7,200,000
    11,200,000    A-1      Lakewood Colorado MFH (Marston Pointe Apartments)
                             3.70% VRDO AMT                                                     11,200,000
----------------------------------------------------------------------------------------------------------
                                                                                               115,623,574
----------------------------------------------------------------------------------------------------------
Delaware -- 0.5%
    27,470,000    A-1+     Delaware EDA Hospital Billing Series C MBIA-Insured
                             3.50% VRDO                                                         27,470,000
     8,582,500    A-1      New Castle County Economic Development Revenue
                             Refunding (Henderson McGuire Project) 3.50% VRDO                    8,582,500

                       See Notes to Financial Statements.


5  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Delaware -- 0.5% (continued)
$    7,000,000    NR       Sussex County Delaware (Perdue Farms Inc. Project)
                             3.60% VRDO AMT                                                 $    7,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                43,052,500
----------------------------------------------------------------------------------------------------------
District of Columbia -- 1.6%
                           District of Columbia:
     4,500,000    A-1+       AMBAC-Insured 2.65% due 11/16/01                                    4,500,000
    12,630,000    A-1        Consortium Issue 2.25% VRDO                                        12,630,000
     4,800,000    NR+        Enterprises LLC 3.65% VRDO AMT                                      4,800,000
    22,700,000    A-1+       George Washington University Series B MBIA-Insured
                               2.25% VRDO                                                       22,700,000
    11,000,000    A-1+       Henry J Kaiser Family Foundation 2.35% VRDO                        11,000,000
     3,665,000    A-1+       Multimodal Series A FSA-Insured 2.45% VRDO                          3,665,000
     3,760,000    A-1+       National Children's Center 3.55% VRDO                               3,760,000
    11,000,000    VMIG 1*    National Public Radio Inc. 2.35% VRDO                              11,000,000
    20,500,000    A-1+       Pooled Loan Revenue Series A 3.55% VRDO                            20,500,000
     6,140,000    A-1+       Putters-Series 152 PART FSA-Insured 3.55% VRDO                      6,140,000
    10,735,000    A-1+       Series B FSA-Insured 3.55% VRDO                                    10,735,000
    13,145,000    A-1      District of Columbia American Society Microbiology
                             Series 99A 3.45% VRDO                                              13,145,000
     5,700,000    VMIG 1*  Washington DC Convention Center Authority Series 359
                             AMBAC-Insured 2.48% VRDO                                            5,700,000
----------------------------------------------------------------------------------------------------------
                                                                                               130,275,000
----------------------------------------------------------------------------------------------------------
Florida -- 4.9%
     5,037,500    VMIG 1*  Broward County Airport PART AMBAC-Insured 3.70% VRDO                  5,037,500
    11,500,000    VMIG 1*  Dade County Florida Water & Sewer ABNO-AMRO Munitop
                             PART FGIC-Insured 3.56% VRDO                                       11,500,000
     4,115,000    NR+      Dade County Florida Special Revenue (Youth Fair &
                             Exposition Project) 2.35% VRDO                                      4,115,000
     3,450,000    A-1+     Dade County IDR (Dolphins Stadium Project) 3.50% VRDO                 3,450,000
                           Florida HFA MFH:
     6,785,000    VMIG 1*    Benevalent Place 3.50% VRDO                                         6,785,000
     3,100,000    VMIG 1*    Housing Banyon Series L 3.03% VRDO                                  3,100,000
     4,900,000    A-1+       Series 83-F 2.20% VRDO                                              4,900,000
     5,635,000    A-1+       Series AA 2.25% VRDO                                                5,635,000
                           Florida Local Government Financial Committee:
     2,000,000    A-1        2.75% due 10/9/01                                                   2,000,000
       573,000    A-1        2.85% due 10/9/01                                                     573,000
    23,750,000    A-1        2.70% due 10/16/01                                                 23,750,000
    27,715,000    A-1        2.70% due 10/17/01                                                 27,715,000
     2,500,000    A-1        2.60% due 12/14/01                                                  2,500,000
     8,650,000    A-1        2.55% due 1/16/02                                                   8,650,000
     8,950,000    A-1        2.50% due 2/13/02                                                   8,950,000

                       See Notes to Financial Statements.


6  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Florida -- 4.9% (continued)
                           Florida State Municipal Power Agency:
$    7,600,000    A-1        2.10% due 10/30/01                                             $    7,600,000
     3,705,000    A-1        Stanton Project MBIA-Insured 2.25% VRDO                             3,705,000
    40,900,000    VMIG 1*  Gulf Breeze Florida (Heritage Healthcare Project) 3.60% VRDO         40,900,000
     2,000,000    A-1+     Gulf Breeze Municipal Bond Fund Series A 3.50% VRDO                   2,000,000
                           Hillsborough County Florida:
     5,000,000    NR+        IDA Tampa Area (YMCA Project) Series B 3.60% VRDO                   5,000,000
     3,750,000    A-1+       Lakewood Shores Apartments 3.55% VRDO AMT                           3,750,000
     4,280,000    A-1        Petroleum Packers 3.65% VRDO AMT                                    4,280,000
     9,660,000    A-1      Jacksonville Florida (YMCA Florida First Coast) 3.45% VRDO            9,660,000
     3,600,000    A-1+     Lee County Florida IDR (Shell Point Project) Series 99B
                             3.52% VRDO                                                          3,600,000
     2,850,000    NR+      Manatee County IDR (Avon Cabinet Corp.) 3.70% VRDO AMT                2,850,000
                           Miami Dade IDR:
    56,300,000    A-1+       Airis Miami LLC Project AMBAC-Insured 2.35% VRDO AMT               56,300,000
     6,655,000    NR+        Carrollton School Project 2.20% VRDO                                6,655,000
     7,800,000    NR+        Lawson Industries Inc. 3.70% VRDO AMT                               7,800,000
     2,300,000    A-1+       Professional Modification 3.55% VRDO AMT                            2,300,000
                           Nassau County Florida:
     6,200,000    A-1+       PCR (Rayonier Project) 2.20% VRDO                                   6,200,000
    10,155,000    A-1        Solid Waste System Revenue 3.45% VRDO                              10,155,000
                           Orange County Florida:
     7,700,000    A-1        Health Facilities Authority Adventist Health Systems
                               3.52% VRDO                                                        7,700,000
     4,000,000    VMIG 1*    School Board Certificate Partners Series B AMBAC-Insured
                               2.65% VRDO                                                        4,000,000
     7,950,000    VMIG 1*  Orlando Florida Special Assessment Revenue (Republic DR
                             Interchance) Series A 2.20% VRDO                                    7,950,000
                           Palm Beach County Florida:
    31,000,000    NR+        EFA (Atlantic College) 2.35% VRDO                                  31,000,000
     2,400,000    A-1+       Health Facilities 2.40% due 12/13/01                                2,400,000
    11,800,000    A-1+       Revenue (Norton Gallery) 2.25%VRDO                                 11,800,000
                           Pinellas County:
    10,000,000    A-1+       Educational Facilities 2.45% due 12/6/01                           10,000,000
     1,975,000    A-1+       HFA (St. Marks Village Project) 3.50% VRDO                          1,975,000
     2,350,000    NR+        Industrial Council IDR (Molex EXT Inc. Project)
                               3.60% VRDO AMT                                                    2,350,000
     5,000,000    A-1+     Polk IDA (Farmland Hydro LLP) Series 99 3.60% VRDO AMT                5,000,000
       100,000    A-1+     St. John's County Florida HFA MFH Remington 3.60% VRDO                  100,000
    13,800,000    A-1+     Sunshine State Florida Governmental Financing Committee
                             2.35% due 12/11/01                                                 13,800,000
     4,400,000    A-1+     Tampa Florida Sports Authority Revenue Series SGA 61 PART
                             MBIA-Insured 3.65% VRDO                                             4,400,000

                       See Notes to Financial Statements.


7  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Florida -- 4.9% (continued)
$    5,700,000    A-1+     Volusia County HFA Sunrise Pointe Apartments Series A
                             3.55% VRDO AMT                                                 $    5,700,000
----------------------------------------------------------------------------------------------------------
                                                                                               399,590,500
----------------------------------------------------------------------------------------------------------
Georgia -- 4.4%
     8,000,000    VMIG 1*  Atlanta Airport Merlot Series C PART FGIC-Insured
                             3.64% VRDO AMT                                                      8,000,000
                           Atlanta Georgia:
    14,585,000    VMIG 1*    Development Authority (Clark University Project)
                               Series A 3.55% VRDO                                              14,585,000
    17,000,000    VMIG 1*    Urban Residential Authority 2.35% VRDO                             17,000,000
     4,360,000    VMIG 1*    Water & Waste Revenue Series 459 FGIC-Insured
                               3.55% VRDO                                                        4,360,000
     3,085,000    NR+      Bacon Georgia IDR (D. L. Lee & Sons Inc. Project)
                             3.55% VRDO AMT                                                      3,085,000
     8,700,000    NR+      Bibb County Georgia Development Authority
                             (Baptist VIG Project) 2.35% VRDO                                    8,700,000
     4,100,000    A-1+     Burke County Georgia PCR Oglethrope Power Corp.
                             Series A FGIC-Insured 3.45% VRDO                                    4,100,000
     2,900,000    NR+      Carrollton IDR (Holox Limited Project) 3.60% VRDO AMT                 2,900,000
                           Cobb County:
     5,000,000    VMIG 1*    Georgia Development Authority Revenue (Whitefield
                               Academy Income Project) 2.35% VRDO                                5,000,000
     1,300,000    NR+        IDR (RLR Industries Inc. Project) 3.60% VRDO AMT                    1,300,000
     9,800,000    VMIG 1*  Columbia County Georgia Elderly Residential Care
                             Augusta Residential Center 2.35% VRDO                               9,800,000
     2,400,000    NR+      Dawson County Georgia IDR (Philips & Brooks Gladwin)
                             3.65% VRDO AMT                                                      2,400,000
     4,000,000    A-1+     De Kalb County Georgia MFH Authority (Brittany
                             Apartments Project) 2.35% VRDO AMT                                  4,000,000
     1,400,000    NR+      Dodge County IDA (Sylvan Hardwoods LLC Project)
                             3.60% VRDO AMT                                                      1,400,000
     5,300,000    A-1+     Fayette County IDR (Gardner Denver Co.) 3.65% VRDO AMT                5,300,000
                           Fulton County VRDO:
    10,100,000    A-1+       DFA Alfred & Adele Davis Academy 3.50%                             10,100,000
     9,350,000    VMIG 1*    Flight Safety Equipment Improvement Series 99
                               3.60% AMT                                                         9,350,000
    35,070,000    VMIG 1*    Flight Safety Equipment Series 99B 3.55% AMT                       35,070,000
     4,740,000    NR+        Holy Innocents Epscpl School 2.35% VRDO                             4,740,000
     7,750,000    A-1+       Housing (Spring Creek) 3.50%                                        7,750,000
     2,700,000    NR+        IDA (Charles Mackarvich Project) 3.60% AMT                          2,700,000
     9,000,000    NR+        United Way Metro Atlanta 2.25% VRDO                                 9,000,000
    10,000,000    NR+        Woodward Academy Inc. Project 2.35% VRDO                           10,000,000
    15,500,000    VMIG 1*  Gainesville EDA (Riverside Military Project) 3.50% VRDO              15,500,000

                       See Notes to Financial Statements.


8  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Georgia -- 4.4% (continued)
                           Georgia Municipal Electricity Authority Power Revenue:
                             Municipal Electric Authority:
$    7,350,000    A-1+         Series A 2.30% due 12/11/01                                  $    7,350,000
     2,000,000    A-1+         Series B 2.30% due 12/11/01                                       2,000,000
    14,610,000    A-1+       PART FGIC-Insured 3.55% VRDO                                       14,610,000
     5,000,000    A-1+       Special Obligation PART MBIA-Insured 3.60% VRDO                     5,000,000
     9,235,000    Aaa*     Georgia State GO Series D 5.80% due 11/1/01 (b)                       9,246,698
     3,000,000    NR+      Georgia State Port Authority (Colonels Terminal  Project)
                             3.60% VRDO AMT                                                      3,000,000
     5,180,000    A-1+     Griffin-Spalding County IDA (Norcom Inc.)
                             3.62% VRDO AMT                                                      5,180,000
                           Gwinnett County Georgia Development Authority Revenue:
     6,000,000    NR+        Greater Atlanta Christian 2.35% VRDO                                6,000,000
    11,500,000    VMIG 1*    Wesleyan School Inc. Project 2.35% VRDO                            11,500,000
     7,500,000    NR+      Harralson County Development IDR (Gold Kist Project)
                             3.60% VRDO AMT                                                      7,500,000
     1,900,000    NR+      Jackson County IDA (Snider Tire Inc.) 3.60% VRDO AMT                  1,900,000
                           Macon Bibb County Georgia Hospital Authority:
     5,900,000    VMIG 1*    Central Georgia Health 2.70% VRDO                                   5,900,000
     6,865,000    VMIG 1*    Medical Center of Central Georgia  2.35% VRDO                       6,865,000
     9,995,000    A-1      Municipal Securities Trust Certificates Series 2001-137
                             FGIC-Insured Class A 2.45% VRDO                                     9,995,000
    34,435,000    A-1+     Private Colleges & Universities (Emory University)
                             Series SG 146 PART 3.55% VRDO                                      34,435,000
     6,400,000    A-1+     Richmond County DFA (Mary on the Hill Project)
                             3.50% VRDO                                                          6,400,000
     4,000,000    A-1+     Roswell Georgia Housing Authority MFH Revenue
                             (Greenhouse Roswell) 2.25% VRDO                                     4,000,000
     3,550,000    NR+      Screven County IDA IDR (Sylvania Yarn Systems Inc. Project)
                             3.55% VRDO AMT                                                      3,550,000
     5,500,000    NR+      Smyrna Housing Authority MFH Revenue
                             (Walton Grove Project) 3.60% VRDO AMT                               5,500,000
                           Tift County IDA:
     4,200,000    A-1+       Burlen Corp. 3.65% VRDO AMT                                         4,200,000
     3,000,000    NR+        Queen Carpet Corp. Series A 3.60% VRDO AMT                          3,000,000
     1,900,000    NR+      Valdosta-Lowndes (Southern Pecan Co.) 3.65% VRDO AMT                  1,900,000
----------------------------------------------------------------------------------------------------------
                                                                                               355,171,698
----------------------------------------------------------------------------------------------------------
Hawaii -- 0.4%
     8,145,000    A-1+     Honolulu Hawaii City & County Series A 3.40% VRDO                     8,145,000
                           Municipal Securities Trust Certificates PART:
    10,845,000    A-1        Series 2001-119 FSA-Insured 3.35% due 11/8/01 (b)                  10,845,000
    10,225,000    A-1        Series A 2001-146 FGIC-Insured 2.36% VRDO                          10,225,000
----------------------------------------------------------------------------------------------------------
                                                                                                29,215,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


9  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Idaho -- 0.3%
                           Idaho HFA:
$    1,500,000    A-1        Balmoral Apartments Project 3.80% VRDO AMT                     $    1,500,000
    13,000,000    SP-1+      Idaho State TAN 3.75% due 6/28/02                                  13,107,731
     7,500,000    VMIG 1*    St. Lukes Regional Medical Center Project 2.75% VRDO                7,500,000
----------------------------------------------------------------------------------------------------------
                                                                                                22,107,731
----------------------------------------------------------------------------------------------------------
Illinois -- 8.3%
    15,660,000    A-1+     Central Lake Community Joint Action Water Agency
                             Interim Water Revenue PART FGIC-Insured 3.55% VRDO                 15,660,000
    20,000,000    A-1+     Chicago Board of Education PART AMBAC-Insured
                             3.55% VRDO                                                         20,000,000
    15,000,000    A-1+     Chicago GO PART FGIC-Insured 3.60% VRDO                              15,000,000
                           Chicago IDA:
     5,400,000    A-1+       Ampere Automotive 3.62% VRDO AMT                                    5,400,000
     3,695,000    A-1+       Freedman Seating Co. Project 3.62% VRDO AMT                         3,695,000
                           Chicago Illinois GO:
     9,000,000    A-1+       Equipment Notes 4.38% due 10/4/01                                   9,000,000
    16,650,000    A-1+       O'Hare International Airport Revenue PART
                               AMBAC-Insured 3.60% VRDO AMT                                     16,650,000
    20,545,000    A-1+       Sales Tax Revenue PART FGIC-Insured 3.55% VRDO                     20,545,000
    10,000,000    A-1+       Series A 4.25% due 10/25/01                                        10,000,000
    32,100,000    A-1+       Tax Increment Sr. Lien Series A 3.50% VRDO                         32,100,000
     6,475,000    A-1+     Chicago MFH Barbara Jean Wright Apartments
                             3.62% VRDO AMT                                                      6,475,000
       800,000    A-1+     Chicago O'Hare International Airport Series A 3.40% VRDO                800,000
    28,940,000    A-1      Chicago School Board of Education Series 91
                             PART FGIC-Insured 3.60% VRDO                                       28,940,000
    35,360,000    SP-1+    Chicago Tender Notes Series 99 3.65% due 12/6/01                     35,360,000
    42,840,000    VMIG 1*  Chicago Water Revenue PART FGIC-Insured 3.58% VRDO                   42,840,000
                           Cook County GO PART:
    19,657,000    VMIG 1*    FGIC-Insured 3.58% VRDO                                            19,657,000
     8,235,000    A-1+       MBIA-Insured 3.60% VRDO                                             8,235,000
     3,747,000    VMIG 1*    Series 458 FGIC-Insured 3.55% VRDO                                  3,747,000
                           Cook County IDR:
     2,375,000    A-1+       Kenneth Properties Project 3.62% VRDO AMT                           2,375,000
     4,755,000    A-1+       Little Lady Foods Inc. 3.62% VRDO AMT                               4,755,000
     2,695,000    NR+      Crawford County Illinois MFG Facilities Revenue
                             (Fair-Rite Products Corp.) 3.60% VRDO AMT                           2,695,000
                           Illinois Development Finance Authority:
     3,355,000    A-1+       6 West Hubbard Street 3.55% VRDO AMT                                3,355,000
     5,700,000    A-1+       Amtex Steel 3.62% VRDO AMT                                          5,700,000
     4,485,000    A-1+       CHS Aquistion Corp. 3.62% VRDO AMT                                  4,485,000
     4,220,000    A-1+       F.C. Ltd. Partnership Project 3.62% VRDO AMT                        4,220,000
     1,500,000    A-1+       IDA Nuqay Industries Inc. 3.62% VRDO AMT                            1,500,000
     1,600,000    A-1+       Kindlon Partners Project 3.62% VRDO AMT                             1,600,000

                       See Notes to Financial Statements.


10  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Illinois -- 8.3% (continued)
$   13,000,000    VMIG 1*    Local Government Financing Project Series A
                               AMBAC-Insured 3.65% VRDO                                     $   13,000,000
    10,700,000    A-1+       Metropolitan Family Services 2.30% VRDO                            10,700,000
    15,300,000    A-1+       PCR (Commonwealth Edison Co. Project) Series B
                               3.45% VRDO                                                       15,300,000
     5,000,000    A-1+       Praire Packaging Inc. 3.62% VRDO AMT                                5,000,000
     3,420,000    A-1+       Profile Plastics 3.62% VRDO AMT                                     3,420,000
     3,000,000    A-1+       Roll Service Inc. Project 3.70% VRDO AMT                            3,000,000
     8,250,000    A-1+       Safety Education - Foundation For Safety 3.54% VRDO                 8,250,000
     2,000,000    A-1+       Sinai Community Institution Project 3.54% VRDO                      2,000,000
     3,000,000    A-1+       Universal Press Inc. Project Series A 3.62% VRDO AMT                3,000,000
     3,400,000    A-1+       YMCA Metro Chicago Project 2.75% VRDO                               3,400,000
                           Illinois Education Facilities:
     2,600,000    A-1+       Adler Planeterium 2.20% VRDO                                        2,600,000
    10,000,000    A-1+       University of Chicago 2.10% due 12/6/01                            10,000,000
                           Illinois Health Alexian Brothers Medical Center
                             Series 1985D MBIA-Insured:
     2,995,000    A-1+         2.65% 10/15/01                                                    2,995,000
     4,435,000    A-1+         2.15% 10/23/01                                                    4,435,000
                           Illinois Health Facilities Authority Revenue:
     6,600,000    A-1        Carle Foundation 2.30% VRDO                                         6,600,000
                             Pekin Memorial Hospital VRDO:
     1,200,000    VMIG 1*      Series 97 3.58% VRDO                                              1,200,000
     8,420,000    VMIG 1*      Series B 3.58% VRDO                                               8,420,000
    11,000,000    A-1+         Series C 2.33% VRDO                                              11,000,000
     5,600,000    VMIG 1*      Series C 3.58% VRDO                                               5,600,000
    20,000,000    A-1+       Revolving Fund Pool 3.50% VRDO                                     20,000,000
     7,950,000    VMIG 1*    Riverside Health Systems 3.52% VRDO                                 7,950,000
                           Illinois HDA:
     2,740,000    A-1+       Community Howard Theatre 3.62% VRDO AMT                             2,740,000
    13,860,000    AA         Residential Mortgage Revenue PART AMBAC-Insured
                               2.43% due 2/13/18 VRDO AMT                                       13,860,000
                           Illinois RTA:
    15,735,000    A-1+       PART FGIC-Insured 3.55% VRDO                                       15,735,000
     4,920,000    VMIG 1*    Series A73 2.39% VRDO                                               4,920,000
                           Illinois State GO PART:
     9,985,000    A-1+       FGIC-Insured 2.65% due 2/21/02 (b)                                  9,985,000
    12,140,000    AA         First Series 5.00% due 4/1/02                                      12,250,409
     4,275,000    VMIG 1*    MBIA-Insured Series 214 3.55% VRDO                                  4,275,000
    22,900,000    A-1      Illinois State Toll Highway Authority PART Series 98-67
                             FSA-Insured 5.70% VRDO                                             22,900,000
                           Illinois Student Assistance Community Student Loan Revenue:
     3,500,000    A-1+       MFH (Ashley of Lisle Project) 3.48% VRDO                            3,500,000
     1,600,000    VMIG 1*    Series A MBIA-Insured 3.55% VRDO AMT                                1,600,000

                       See Notes to Financial Statements.


11  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Illinois -- 8.3% (continued)
$    3,300,000    A-1+     Lockport IDR (Panduit Corp. Project) 3.65% VRDO AMT              $    3,300,000
                           Municipal Securities Trust Certificates PART FSA-Insured:
     9,995,000    A-1        Series 2001-139 Class A 2.40% VRDO                                  9,995,000
    18,010,000    A-1        Series A 2001-140 2.40%VRDO                                        18,010,000
     1,950,000    A-1+     Oak Lawn Illinois IDR (Lavergne Partners Project)
                             3.62% VRDO AMT                                                      1,950,000
     7,900,000    A-1+     Palos Hills Illinois MFH (Green Oaks Project)
                             3.62% VRDO AMT                                                      7,900,000
     5,250,000    NR+      Pekin IDR Refunding (BOC Group Inc. Project) 3.50% VRDO               5,250,000
     6,550,000    A-1+     Plainfield Illinois IDR (PM Venture Inc. Project)
                             3.62% VRDO AMT                                                      6,550,000
     2,855,000    A-1+     Round Lake Beach IDR (Midwest Printed Circuit Project)
                             3.62% VRDO AMT                                                      2,855,000
     6,000,000    A-1+     Shaumberg MFH (Windsong Apartments) 3.54% VRDO                        6,000,000
    14,500,000    A-1+     University of Illinois Revenue Health Services Facilities
                             Systems Series B 3.45% VRDO                                        14,500,000
     4,545,000    A-1+     Wheeling Illinois IDR (Industries Inc. Project)
                             2.30% VRDO AMT                                                      4,545,000
    22,905,000    A-1+     Will County MFH (Woodland Crest Hill Project)
                             3.62% VRDO AMT                                                     22,905,000
----------------------------------------------------------------------------------------------------------
                                                                                               668,184,409
----------------------------------------------------------------------------------------------------------
Indiana -- 1.3%
     1,485,000    NR+      Bluffton IDR (Snider Tire Inc. Project) 3.60% VRDO AMT                1,485,000
    21,980,000    A-1      Fort Wayne Indiana Hospital Revenue Series 1997
                             (Parkview Memorial) PART MBIA-Insured 3.60% VRDO                   21,980,000
     5,273,000    VMIG 1*  Franklin EDA (Pedcor Investments) 3.58% VRDO AMT                      5,273,000
     3,500,000    NR+      Indiana Educational Facility Wesleyan Series B 3.65% VRDO             3,500,000
    10,000,000    A-1+     Indiana Health Facility Financing Authority (Community
                             Hospital Project) Series B 2.30% VRDO                              10,000,000
     5,300,000    A-1+     Indiana Health Facility Financing Authority Hospital Revenue
                             Education Loan Revenue Series 88B AMBAC-Insured
                             3.60% VRDO AMT                                                      5,300,000
     3,000,000    A-1+     Indiana Highway Transportation Finance Authority Revenue
                             PART 2.75% VRDO                                                     3,000,000
     2,500,000    A-1+     Indiana Secondary Market Education Loans Series B
                             AMBAC-Insured 2.35% VRDO                                            2,500,000
                           Indianapolis EDA:
     4,100,000    A-1+       Herff Jones Inc. Project 3.62% VRDO AMT                             4,100,000
     7,500,000    NR+        Pedcor Waterfront Investments Series 99A
                               3.65% VRDO AMT                                                    7,500,000
     2,080,000    VMIG 1*  Jeffersonville EDA (Apollo America Corp. Project)
                             3.60% VRDO AMT                                                      2,080,000
    18,200,000    A-1+     Mount Vernon Indiana Pollution Control Series 89A
                             2.55% VRDO AMT                                                     18,200,000

                       See Notes to Financial Statements.


12  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Indiana -- 1.3% (continued)
$    5,500,000    A-1+     Newton County EDA (Intec Group Inc.) 3.62% VRDO AMT              $    5,500,000
     5,000,000    A-1      Rockport (AK Steel Corp.) Series 99A 3.55% VRDO AMT                   5,000,000
     6,525,000    A-1      Warren TWP Indiana Vision 2005 School Building Series A52
                             PART FGIC-Insured 2.39% VRDO                                        6,525,000
----------------------------------------------------------------------------------------------------------
                                                                                               101,943,000
----------------------------------------------------------------------------------------------------------
Iowa -- 1.3%
     2,000,000    VMIG 1*  Iowa Finance Authority MFH (Cedarwood Hills Project)
                             Series A 2.55% VRDO                                                 2,000,000
                           Iowa Financing Authority IDR:
                             Iowa Health Systems Series B:
     4,605,000    A-1+         2.30% VRDO                                                        4,605,000
    15,670,000    A-1+         AMBAC-Insured 3.50% VRDO                                         15,670,000
     3,500,000    NR+        Monarch Manufacturing Co. 4.00% VRDO AMT                            3,500,000
     3,830,000    P-1*       Sauer Sundstrand Co. Project 3.60% VRDO AMT                         3,830,000
     4,600,000    A-1+     Iowa Higher Education Authority Private College
                             MBIA-Insured 3.55% VRDO                                             4,600,000
                           Iowa State School Cash Anticipation Notes Series B
                             FSA-Insured:
    45,000,000    SP-1+        3.88% due 1/30/02                                                45,122,326
    15,000,000    SP-1+        3.75% due 6/21/02                                                15,115,756
     6,900,000    A-1+     Linn County Iowa IDR (Highway Equipment Co. Project)
                             2.55% VRDO AMT                                                      6,900,000
     1,600,000    A-1+     West Des Moines Iowa Greyhound Lines 3.45% VRDO                       1,600,000
----------------------------------------------------------------------------------------------------------
                                                                                               102,943,082
----------------------------------------------------------------------------------------------------------
Kansas -- 1.2%
     5,400,000    NR+      Fredonia Revenue Exempt Facilities (Systech Environmental)
                             3.75% VRDO AMT                                                      5,400,000
     5,555,000    VMIG 1*  Kansas DFA Health Facilities Revenue Deaconess
                             Long-Term Care Series C 3.58% VRDO                                  5,555,000
     7,200,000    A-1+     Kansas State Department of Transportation Highway Revenue
                             Series C-2 3.50% VRDO                                               7,200,000
     1,725,000    NR+      Lawrence IDR (Ram Co. Project) Series A 3.60% VRDO AMT                1,725,000
     4,400,000    NR+      Wichita Kansas Airport Authority Revenue (Flight Safety
                             International Project) 3.50% VRDO                                   4,400,000
    75,000,000    SP-1+    Wichita Kansas GO Series 203 3.50% due 2/21/02                       75,293,464
----------------------------------------------------------------------------------------------------------
                                                                                                99,573,464
----------------------------------------------------------------------------------------------------------
Kentucky -- 2.0%
     8,700,000    P-1*     Boone County IDR Curtin Matheson Science
                             3.55% VRDO AMT                                                      8,700,000
     3,000,000    A-1+     Campbell & Kenton County Kentucky District No. 1
                             Municipal Securities Trust 2.33% VRDO                               3,000,000

                       See Notes to Financial Statements.


13  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Kentucky -- 2.0% (continued)
                           Daviess County Kentucky Exempt Facility:
$    3,000,000    A-1+       Exempt Facility (Kimberly Clark Tissue Project)
                               3.65% VRDO AMT                                               $    3,000,000
                             Kentucky Solid Waste Disposal (Scott Paper Co.):
     1,850,000    A-1+         Project A 3.65% VRDO AMT                                          1,850,000
     4,800,000    A-1+         Project B 3.65% VRDO AMT                                          4,800,000
     8,000,000    VMIG 1*  Fulton County (United Healthcare Hospital Co.)
                             3.55% VRDO                                                          8,000,000
    18,800,000    NR+      Hancock County IDR (Southwire Co. Project) Series 92A
                             3.65% VRDO AMT                                                     18,800,000
    60,000,000    SP-1+    Kentucky Association of Counties Advance Revenue TAN
                             3.50% due 6/28/02                                                  60,386,899
    17,685,000    A-1      Kentucky Rural Water Financial Corp. 2.21% VRDO                      17,685,000
    33,930,000    A-1+     Louisville & Jefferson Kentucky Metropolitan Sewer & Drain
                             System Series SG 132 PART FGIC-Insured 3.55% VRDO                  33,930,000
     3,700,000    A-1+     Owensboro IDA (West Irving Die Castings) 3.62% VRDO AMT               3,700,000
----------------------------------------------------------------------------------------------------------
                                                                                               163,851,899
----------------------------------------------------------------------------------------------------------
Louisiana -- 1.5%
     5,650,000    A-1+     Caddo Parish LA IDB (Atlas Project/ Penzoil Products)
                             Series B 3.50% VRDO                                                 5,650,000
    11,900,000    A-1+     Lake Charles LA Harbor & Terminal District Revenue
                             2.40% VRDO                                                         11,900,000
     9,755,000    VMIG 1*  Louisiana Housing Finance Agency Revenue (Multi-Family
                             NE Orleanian) 2.30% VRDO                                            9,755,000
                           Louisiana Local Government Environmental Facility
                             Development Authority (BASF Corp. Project):
     6,000,000    A-1+         Series A 3.60% AMT                                                6,000,000
    15,000,000    A-1+         Series B 3.55%                                                   15,000,000
    20,000,000    A-1+     Louisiana PFA (Willis-Knighton Medical Center Project)
                             AMBAC-Insured 3.60% VRDO                                           20,000,000
                           Louisiana State GO PART:
    10,000,000    A-1        AMBAC-Insured 3.60% VRDO                                           10,000,000
    10,000,000    A-1        FSA-Insured 3.60% VRDO                                             10,000,000
    23,595,000    A-1+     New Orleans Aviation Board Revenue Refunding Series B
                             MBIA-Insured 3.55% VRDO                                            23,595,000
     5,000,000    NR+      Quachita Parish IDB IDR (Sulzer Escher Wyss Project)
                             3.60% VRDO AMT                                                      5,000,000
       900,000    NR+      Vermillion Parish IDR (Garan Inc. Project) 3.60% VRDO AMT               900,000
----------------------------------------------------------------------------------------------------------
                                                                                               117,800,000
----------------------------------------------------------------------------------------------------------
Maine -- 0.2%
     5,350,000    A-1      Auburn Maine Revenue Obligation (Morse Brothers Project)
                             2.45% VRDO AMT                                                      5,350,000
     2,290,000    NR+      Gorham Maine Revenue Obligation (Montalvo Properties LLC
                             Project) Series A 2.40% VRDO AMT                                    2,290,000

                       See Notes to Financial Statements.


14  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Maine -- 0.2% (continued)
$   12,000,000    A-1      Municipal Securities Trust Certificates Series A 2001-155
                             AMBAC-Insured 2.54% VRDO AMT                                   $   12,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                19,640,000
----------------------------------------------------------------------------------------------------------
Maryland -- 3.9%
    22,185,000    VMIG 1*  Baltimore County (Oak Crest Village Inc. Project) Series A
                             4.35% VRDO                                                         22,185,000
     7,505,000    A-1+     Baltimore Maryland GO PART 2.25% due 2/21/02                          7,505,000
    17,400,000    A-1+     Baltimore Maryland IDA Capital Acquisition 3.45% VRDO                17,400,000
     3,400,000    A-1+     Frederick County Retirement Community Revenue
                             Buckinghams Choice 3.50% VRDO                                       3,400,000
    20,000,000    A-1+     Gaithersburg Maryland EDA Asbury Methodist MBIA-Insured
                             3.50% VRDO                                                         20,000,000
    10,566,000    A-1+     Howard County Maryland MFH Revenue PART 1021
                             3.65% VRDO                                                         10,566,000
    84,130,000    A-1+     Maryland Stadium Authority Sports Facilities Lease Revenue
                             3.55% VRDO AMT                                                     84,130,000
                           Maryland State GO PART:
     9,575,000    A-1+       Series 389 2.65% due 2/21/02                                        9,575,000
    20,850,000    A-1+       Series 390 2.80% due 7/11/02                                       20,850,000
                           Maryland State Health & Higher Educational Facilities
                             Authority Revenue:
       900,000    VMIG 1*      Charlestown Community Series A 3.50% VRDO                           900,000
     5,300,000    A-1+         Pooled Loan Program 3.55% VRDO                                    5,300,000
     4,000,000    VMIG 1*      Series A 2.20% VRDO                                               4,000,000
                           Montgomery County EDA (Howard Hughes Medical Center):
    25,500,000    A-1+       Series 90B 3.45% VRDO                                              25,500,000
    23,500,000    A-1+       Series A 3.45% VRDO                                                23,500,000
    25,500,000    A-1+       Series C 3.45% VRDO                                                25,500,000
    20,000,000    A-1+     Montgomery County Maryland BAN Series 1995 TECP
                             2.60% due 11/8/01                                                  20,000,000
     6,265,000    A-1+     Montgomery County Maryland GO PART 2.65% due 2/21/02                  6,265,000
     9,710,000    A-1      Municipal Securities Trust Certificate Series A 1999-76
                             FSA-Insured 2.65% VRDO                                              9,710,000
----------------------------------------------------------------------------------------------------------
                                                                                               316,286,000
----------------------------------------------------------------------------------------------------------
Massachusetts -- 2.3%
     6,900,000    A-1      Boston Massachusetts IDA Boston Home Inc. 2.25% VRDO                  6,900,000
     1,112,000    VMIG 1*  Clipper Massachusetts Tax Exempt Trust PART AMBAC-Insured
                             3.55% VRDO                                                          1,112,000
    15,000,000    MIG 1*   Dartmouth Massachusetts BAN 4.75% due 11/28/01                       15,010,273
     2,650,000    A-1      Massachusetts Bay Transit Authority (General Transportation
                             System) 2.40% VRDO                                                  2,650,000

                       See Notes to Financial Statements.


15  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Massachusetts -- 2.3% (continued)
                           Massachusetts DFA:
$    1,470,000    VMIG 1*    Dean College 3.40% VRDO                                        $    1,470,000
     2,600,000    A-1        Decas Cranberry 2.25% VRDO AMT                                      2,600,000
     2,500,000    A-1+       Draper Laboratory Issue MBIA-Insured 3.40% VRDO                     2,500,000
     2,030,000    NR+        Hatfield Inc. Project 2.35% VRDO                                    2,030,000
     4,400,000    A-1+       Higher Education Smith College 2.10% VRDO                           4,400,000
     1,900,000    A-1        Kayem Foods Inc. 2.24% VRDO AMT                                     1,900,000
     4,100,000    A-1        Leaktite Corp. 3.60% VRDO AMT                                       4,100,000
     4,515,000    A-1        Metal Crafters Inc. 3.60% VRDO AMT                                  4,515,000
        10,000    VMIG 1*    Notre Dame Health Care 3.85% VRDO                                      10,000
                           Massachusetts GO:
     5,900,000    VMIG 1*    Series 240 PART 3.42% VRDO                                          5,900,000
     3,825,000    VMIG 1*    Series 314 PART 3.50% VRDO                                          3,825,000
     5,000,000    A-1+       Series B 3.30% VRDO                                                 5,000,000
                           Massachusetts HEFA:
     5,220,000    A-1+       Berkelee College of Music Series D MBIA-Insured
                               3.20% VRDO                                                        5,220,000
     2,000,000    A-1+       Berkiee College Series 385 MBIA-Insured 2.23% VRDO                  2,000,000
     5,310,000    VMIG 1*    Brigham & Womens Hospital Series A 2.15% VRDO                       5,310,000
     5,000,000    VMIG 1*    Harvard Merlots Series WW PART 2.29% VRDO                           5,000,000
                             Harvard University:
     1,200,000    A-1+         Series BB 2.00% VRDO                                              1,200,000
     2,300,000    A-1+         Series R  2.00% VRDO                                              2,300,000
     5,900,000    VMIG 1*    Massachusetts Institute of Technology Series J-2
                               2.00% VRDO                                                        5,900,000
     3,475,000    A-1+       Partners Health Care System FSA-Insured 3.30% VRDO                  3,475,000
     1,000,000    A-1+     Massachusetts HFA PART 271 MBIA-Insured 3.50% VRDO                    1,000,000
     1,800,000    A-1+     Massachusetts Municipal Wholesale Electrical Co. Series C
                             MBIA-Insured 3.30% VRDO                                             1,800,000
     5,190,000    VMIG 1*  Massachusetts State (College Building Authority Project)
                             Series B11 PART 2.34% VRDO                                          5,190,000
     3,700,000    VMIG 1*  Massachusetts State Industrial Finance Agency Whitehead
                             Institute Biomed Research 2.05% VRDO                                3,700,000
       500,000    VMIG 1*  Massachusetts State Port Authority Revenue Series Q
                             PART 2.39% VRDO                                                       500,000
    11,500,000    A-1+     Massachusetts State Turnpike Authority Metropolitan Highway
                             System Series 334 PART MBIA-Insured 3.50% VRDO                     11,500,000
     2,150,000    VMIG 1*  Massachusetts Water Pollution Abatement Trust Certificate
                             Series 182 PART 2.28% VRDO 2,150,000 Massachusetts
                           Water Resource Authority:
    27,200,000    A-1        Multi-Modal Sub. General Series B 2.15% VRDO                       27,200,000
     6,600,000    A-1+       Series 94 3.30% VRDO                                                6,600,000
     1,200,000    VMIG 1*    Series 336 FSA-Insured 3.65% VRDO                                   1,200,000
     2,110,000    VMIG 1*    Series 463 PART FSA-Insured 2.23% VRDO                              2,110,000
     2,300,000    A-1+       Series D FGIC-Insured 3.30% VRDO                                    2,300,000

                       See Notes to Financial Statements.


16  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Massachusetts -- 2.3% (continued)
$    7,296,400    NR+      Millbury Massachusetts GO 3.75% due 4/19/02                      $    7,319,229
    11,950,000    MIG 1*   Newton Massachusetts BAN
                             3.10% due 8/29/02                                                  12,013,587
    10,000,000    MIG 1*   Springfield Massachusetts BAN 4.88% due 11/13/01                     10,005,348
----------------------------------------------------------------------------------------------------------
                                                                                               188,915,437
----------------------------------------------------------------------------------------------------------
Michigan -- 2.0%
     6,800,000    VMIG 1*  Detroit Michigan Downtown Development Authority
                             (Millender Center Project) 2.30% VRDO                               6,800,000
     7,053,000    A-1+     Detroit Michigan Educational Development Authority
                             Waterfront Reclamation Series A 3.55% VRDO                          7,053,000
    10,619,000    VMIG 1*  Dewitt Public School ABN-AMRO Munitop PART FSA-Insured
                             3.52% VRDO                                                         10,619,000
    37,500,000    A-1+     Michigan State Grant Anticipated Note Series C FSA-Insured
                             2.15% VRDO                                                         37,500,000
     7,100,000    P-1*     Michigan State Job Development Authority Revenue
                             Limited Obligation (Frankenmuth Project) Series A
                             2.70% VRDO                                                          7,100,000
    68,000,000    SP-1+    Michigan State Municipal Bond Authority
                             4.00% due 4/11/02                                                  68,319,067
     2,428,000    P-1*     Michigan Strategic Fund Solid Waste Disposal Revenue
                             (Grayling Generating) 3.50% VRDO AMT                                2,428,000
     6,655,000    A-1      Municipal Securities Trust Certificates Class A Series 2001-127
                             PART 2.33% VRDO                                                     6,655,000
                           Saline EDA:
     7,000,000    A-1        Associate Spring Project Series 88 3.65% VRDO AMT                   7,000,000
     5,050,000    A-1        Evangelical Homes Project 3.55% VRDO                                5,050,000
     6,950,000    A-1+     Wayne Charter County Airport Revenue (Detroit Metropolitan
                             Community) 3.50% VRDO AMT                                           6,950,000
----------------------------------------------------------------------------------------------------------
                                                                                               165,474,067
----------------------------------------------------------------------------------------------------------
Minnesota -- 0.2%
     9,000,000    A-1+     Minneapolis & St. Paul Minnesota Airport Revenue
                             Series SGA 127 PART FGIC-Insured 2.30% VRDO                         9,000,000
     4,400,000    A-1+     St. Paul Minnesota 2.30% 12/11/01                                     4,400,000
----------------------------------------------------------------------------------------------------------
                                                                                                13,400,000
----------------------------------------------------------------------------------------------------------
Miscellaneous -- 0.1%
                           Pooled Puttable Floating Options Tax-Exempt PART:
     3,465,000    VMIG 1*    FHA-Insured 3.65% VRDO AMT                                          3,465,000
     5,670,000    A-1+       GNMA-Collateralized 3.65% VRDO AMT                                  5,670,000
----------------------------------------------------------------------------------------------------------
                                                                                                 9,135,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


17  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Mississippi -- 0.4%
$    2,050,000    A-1+     Canton Mississippi IDR (Levi Strauss & Co. Project)
                             3.55% VRDO                                                     $    2,050,000
       200,000    P-1*     Jackson County Mississippi Individual Sewer Facilities
                             Revenue (Chevron USA Inc. Project) 3.55% VRDO AMT                     200,000
                           La-Z-Chair Co. Project:
     5,350,000    NR+        Newton IDR Refunding 3.50% VRDO                                     5,350,000
     2,800,000    NR+        Washington County IDR 3.60% VRDO AMT                                2,800,000
    14,000,000    NR+      Mississippi College Project Series 99A 3.55% VRDO                    14,000,000
     6,425,000    A-1+     Mississippi Home Mortgage Corp. Single-Family Revenue
                             PART 3.60% VRDO AMT                                                 6,425,000
----------------------------------------------------------------------------------------------------------
                                                                                                30,825,000
----------------------------------------------------------------------------------------------------------
Missouri -- 1.1%
     2,100,000    A-1+     Jefferson County Missouri IDA MFH (Sunset Pointe)
                             3.65% VRDO AMT                                                      2,100,000
     1,755,000    NR+      Joplin Missouri IDA Revenue Smith & Smith Investments
                             3.65% VRDO AMT                                                      1,755,000
     6,200,000    A-1+     Kansas City IDA MFH (Crooked Creek Apartments Project)
                             Series A 3.62% VRDO AMT 6,200,000
                           Missouri HEFA:
    26,800,000    VMIG 1*    Assemblies of God College 2.30% VRDO                               26,800,000
     4,060,000    A-1+       Barnes Hospital Project 3.45% VRDO                                  4,060,000
     6,680,000    VMIG 1*    Deaconess Long-Term Care Series B 2.33% VRDO                        6,680,000
     4,300,000    NR+        Model Cities Health Corp. 3.55% VRDO                                4,300,000
    12,300,000    VMIG 1*  Missouri Higher Education Loan Authority Series A
                             2.35% VRDO AMT                                                     12,300,000
     4,000,000    A-1+     Missouri State Environmental Improvement & Energy
                             Authority (Utilicorp United Inc.) 3.65% VRDO AMT                    4,000,000
    11,395,000    A-1+     St. Louis Airport Revenue PART FGIC-Insured
                             3.63% VRDO AMT                                                     11,395,000
     9,500,000    NR+      St. Louis Missouri IDA MFH Revenue (Parque Carondelet
                             Apartment Project) 2.38% VRDO AMT                                   9,500,000
     4,000,000    NR+      Versailles IDA IDR Refunding (Gates Rubber Co. Project)
                             3.65% VRDO                                                          4,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                93,090,000
----------------------------------------------------------------------------------------------------------
Montana -- 0.0%
     1,925,000    A-1+     Montana State EDA Farmers Union Center Exchange
                             3.60% VRDO AMT                                                      1,925,000
----------------------------------------------------------------------------------------------------------
Nebraska -- 0.3%
     4,495,000    VMIG 1*  Nebraska Helpers Inc. PART 517 MBIA-Insured 3.62% VRDO                4,495,000
     2,650,000    A-1+     Nebraska Higher Education Loan Program Income Revenue
                             Student Loan Program Series 1986B 3.70% VRDO AMT                    2,650,000

                       See Notes to Financial Statements.


18  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Nebraska -- 0.3% (continued)
$   19,995,000    A-1      Nebraska Inventory Finance Authority Single-Family Housing
                             Revenue Merlot PART GNMA/FNMA-Collateralized
                             3.64% VRDO AMT                                                 $   19,995,000
----------------------------------------------------------------------------------------------------------
                                                                                                27,140,000
----------------------------------------------------------------------------------------------------------
Nevada -- 1.4%
    11,500,000    A-1+     Henderson Nevada Public IMPT Trust MFH (Pueblo II)
                             Series B 2.60% VRDO                                                11,500,000
    17,000,000    A-1+     Las Vegas Nevada Water District GO TECP Series A
                             2.60% due 12/10/01                                                 17,000,000
    12,500,000    A-1+     Nevada Department of Business & Industry PCR
                             (Barrick Goldstrike Mines) 3.55% VRDO AMT                          12,500,000
    37,385,000    A-1+     Nevada Housing Division (Park Vista Apartments)
                             Series 91A 3.45% VRDO                                              37,385,000
     4,460,000    VMIG 1*  Nevada Municipal Bond Bank Munitop PART MBIA-Insured
                             3.58% VRDO                                                          4,460,000
                           Nevada State GO:
    16,657,500    VMIG 1*    Floater Certificates Series 461 PART FGIC-Insured
                               3.55% VRDO                                                       16,657,500
    11,000,000    A-1+       PART 3.55% VRDO                                                    11,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               110,502,500
----------------------------------------------------------------------------------------------------------
New Hampshire -- 0.5%
     8,000,000    A-1      New Hampshire Higher Educational & Health Facilities
                             Authority Revenue Kendal at Hanover Issue 3.45% VRDO                8,000,000
                           New Hampshire State Business Finance Authority:
    17,000,000    A-1+       Lonza Biologics Inc. Series 98 3.58% VRDO AMT                      17,000,000
     2,300,000    A-1+       Luminescent Systems Inc. 3.60% VRDO AMT                             2,300,000
     2,180,000    A-1        Park Nameplate Co. 3.65% VRDO AMT                                   2,180,000
     4,000,000    A-1+       Wheelabator Series 97A 3.45% VRDO                                   4,000,000
     6,700,000    VMIG 1*  New Hampshire State IDA S.C.I. Manufacturing Inc.
                             3.65% VRDO AMT                                                      6,700,000
----------------------------------------------------------------------------------------------------------
                                                                                                40,180,000
----------------------------------------------------------------------------------------------------------
New Jersey -- 0.6%
                           New Jersey State Transportation Systems:
    30,000,000    A-1+       2.35% due 1/10/02                                                  30,000,000
    20,000,000    A-1+       2.30% due 1/14/02                                                  20,000,000
     1,395,000    A-1      New Jersey Transit Trust Series 2000-99 PART AMBAC-Insured
                             3.65% VRDO                                                          1,395,000
----------------------------------------------------------------------------------------------------------
                                                                                                51,395,000
----------------------------------------------------------------------------------------------------------
New Mexico -- 1.7%
    30,000,000    MIG 1*   Barnalillo County New Mexico TRAN 3.50% due 6/28/02                  30,206,572
     6,680,000    A-1+     New Mexico Mortgage Finance PART GNMA/FNMA-Collateralized
                             3.60% VRDO AMT                                                      6,680,000

                       See Notes to Financial Statements.


19  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
New Mexico -- 1.7%(continued)
                           New Mexico State Hospital Equipment Loan Council Revenue:
$   19,115,000    VMIG 1*    Series A 3.65% VRDO                                            $   19,115,000
     4,420,000    VMIG 1*    Series B 3.55% VRDO AMT                                             4,420,000
    75,000,000    SP-1+    New Mexico State Tax & Revenue Anticipated Notes
                             4.00% due 6/28/02                                                  75,794,728
----------------------------------------------------------------------------------------------------------
                                                                                               136,216,300
----------------------------------------------------------------------------------------------------------
New York -- 3.3%
     9,760,000    A-1      Municipal Securities Trust Certificates Series A 2001-158
                             PART AMBAC-Insured 2.36% VRDO                                       9,760,000
     7,700,000    VMIG 1*  NYC GO Series A-4 2.60% VRDO                                          7,700,000
    40,000,000    MIG 1*   NYC Transitional Finance Authority Revenue Future Tax
                             Secured Series 1 5.00% due 11/30/01                                40,170,491
                           Triborough Bridge & Tunnel Authority Revenue:
    70,000,000    A-1+       PART 2.70% due 11/6/02                                             70,000,000
   137,600,000    SP-1+      Series A-1 5.00% due 1/17/02                                      138,423,253
----------------------------------------------------------------------------------------------------------
                                                                                               266,053,744
----------------------------------------------------------------------------------------------------------
North Carolina -- 3.1%
    18,245,000    A-1+     Albemarle North Carolina Hospital Authority Health Care
                             Facilities Revenue 3.50% VRDO                                      18,245,000
    30,000,000               AAA Charlotte North Carolina Certificate of
                             Participation AMBAC-Insured (Pre-Refunded  --
                             Escrowed with U.S. government securities to
                             12/1/01 Call @ 102) 6.75%                                          30,830,275
     7,200,000    NR+      Halifax County North Carolina Industrial Facilities &
                             Pollution Control Westmoreland-Hadson Partners
                             1.95% VRDO AMT                                                      7,200,000
     4,500,000    NR+      Iredell County PCR (Vaspar Corp.) 3.55% VRDO AMT                      4,500,000
    10,205,000    A-1+     Mecklenburg County Lease Revenue 3.55% VRDO                          10,205,000
     3,900,000    NR+      North Carolina Agriculture Financial Authority
                             (Coastal Carolina) 3.60% VRDO AMT                                   3,900,000
                           North Carolina EFA:
     7,780,000    A-1        Charlotte Latin 3.45% VRDO                                          7,780,000
     4,325,000    NR+        Elon College 3.55% VRDO                                             4,325,000
     9,900,000    A-1        Johnson C. Smith University 3.45% VRDO                              9,900,000
     6,000,000    NR+        Providence Day 3.55% VRDO                                           6,000,000
     6,850,000    NR+        Queens College Series A 3.55% VRDO                                  6,850,000
     3,000,000    A-1+       Roman Catholic Diocese 3.50% VRDO                                   3,000,000
    11,570,000    NR+        Warren Wilson College 2.30% VRDO                                   11,570,000
     5,590,000    A-1      North Carolina HFA PART FHA-Insured 3.63% VRDO AMT                    5,590,000
                           North Carolina Medical Care Community Health Care
                             Facilities:
     8,740,000    NR+          Lutheran Retirement Project 3.55% VRDO                            8,740,000
                               Moses Cone Health System:
    27,200,000    A-1+           Series A 2.25% VRDO                                            27,200,000
    36,350,000    A-1+           Series B 2.25% VRDO                                            36,350,000

                       See Notes to Financial Statements.


20  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
North Carolina -- 3.1% (continued)
$   14,630,000    NR+          Randolph Hospital Inc. Project 2.25% VRDO                    $   14,630,000
     9,045,000    A-1+         Retirement Community Revenue 3.50% VRDO                           9,045,000
    10,995,000    A-1      North Carolina Moon Power PART MBIA-Insured
                             2.40% due 11/9/01                                                  10,995,000
     8,305,000    A-1+     North Carolina State Water & Sewer System Revenue
                             2.25% VRDO                                                          8,305,000
     4,150,000    NR+      Robeson County Industrial Facilities & PCFA
                             (Rocco Turkeys Inc. Project) 3.60% VRDO AMT                         4,150,000
     1,700,000    A-1      Rowan County IDR PCR (Doubles LLC Project) Series 98
                             3.65% VRDO AMT                                                      1,700,000
----------------------------------------------------------------------------------------------------------
                                                                                               251,010,275
----------------------------------------------------------------------------------------------------------
North Dakota -- 0.0%
     3,600,000    A-1+     Mercer County PCR (Minnesota Power) Series 99
                             3.54% VRDO                                                          3,600,000
----------------------------------------------------------------------------------------------------------
Ohio -- 3.6%
    25,000,000    A-1+     Butler County Hospital Revenue PART 508 3.75% VRDO                   25,000,000
     5,685,000    A-1+     Cleveland Ohio Airport Systems Revenue Municipal Securities
                             Series SGA 126 FSA-Insured 3.60% VRDO 5,685,000
                           Cuyahoga County Hospital Revenue Bonds:
                             Cleveland Clinic Foundation:
    10,770,000    A-1+         Series B 3.55% VRDO                                              10,770,000
    30,570,000    A-1+         Series C 3.55% VRDO                                              30,570,000
    15,500,000    VMIG 1*    University Hospital Series 99E AMBAC-Insured 3.55% VRDO            15,500,000
     5,355,000    VMIG 1*  Franklin County Hospital Revenue U.S. Health Corp. Series C
                             3.40% VRDO                                                          5,355,000
    40,000,000    VMIG 1*  Franklin County Ohio Revenue (Trinity Health Credit) Series F
                             2.40% VRDO                                                         40,000,000
                           Hamilton County Ohio Hospital Facility Revenue:
    25,400,000    VMIG 1*    Children's Medical Center 3.53% VRDO                               25,400,000
    40,000,000    A-1+       PART 507 3.75% VRDO                                                40,000,000
     9,690,000    VMIG 1*  Hamilton Ohio Deaconess Long-Term Health Care 3.58% VRDO              9,690,000
    18,650,000    A-1      Municipal Securities Trust Certificate Series 133 A PART
                             FSA-Insured 2.40% due 12/13/01                                     18,650,000
     2,000,000    NR+      Oakwood Ohio IDR (Sennett Steel Corp. Project)
                             3.70% VRDO AMT                                                      2,000,000
     2,000,000    A-1      Ohio State Air Quality Development Authority Revenue
                             (Ohio Edison Project) Series A 3.55% VRDO                           2,000,000
     5,000,000    NR+      Ohio State Higher Education Loan Case Western University
                             2.55% due 2/13/02                                                   5,000,000
    32,725,000    VMIG 1*  Ohio State University General Receipts FSA-Insured
                             2.25% VRDO                                                         32,725,000

                       See Notes to Financial Statements.


21  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Ohio -- 3.6% (continued)
                           Ohio State Water Development Authority:
$   15,000,000    VMIG 1*    PCR Duquesne Light Co. Series C AMBAC-Insured
                               2.25% VRDO                                                   $   15,000,000
     8,500,000    VMIG 1*    Waste Disposal Revenue (Timken Co. Project)
                               3.60% VRDO AMT                                                    8,500,000
----------------------------------------------------------------------------------------------------------
                                                                                               291,845,000
----------------------------------------------------------------------------------------------------------
Oklahoma -- 0.6%
                           Oklahoma State Water Resource Board Student Loan Program:
    28,250,000    A-1+       2.53% due 4/1/02                                                   28,250,000
    10,000,000    A-1+       Series 94A 2.45% due 3/1/02                                        10,000,000
    12,295,000    VMIG 1*  Tulsa County HFA Single-Family Mortgage PART
                             2.43% VRDO                                                         12,295,000
----------------------------------------------------------------------------------------------------------
                                                                                                50,545,000
----------------------------------------------------------------------------------------------------------
Oregon -- 0.7%
                           Oregon State Economic Development Commission IDR:
       200,000    P-1*       Eagle Pitcher Industries 3.40% VRDO                                   200,000
                             SP Newsprint Project:
     7,100,000    VMIG 1*      2.80% VRDO                                                        7,100,000
     5,120,000    VMIG 1*      Series 197 2.80% VRDO                                             5,120,000
     5,400,000    VMIG 1*      Series 202 2.80% VRDO AMT                                         5,400,000
     1,300,000    NR+        Trus Joist MacMillan Inc. 3.50% VRDO                                1,300,000
                           Oregon State Housing & Community Services Single-Family
                             Mortgage:
     4,000,000    MIG 1*       Series D 3.25% due 3/28/02 AMT                                    4,000,000
    10,000,000    MIG 1*       Series E 3.20% due 3/28/02                                       10,000,000
     5,000,000    MIG 1*       Series N 2.60% due 9/12/02 AMT                                    5,000,000
     1,435,000    MIG 1*       Series O 2.60% due 9/12/02 AMT                                    1,435,000
     3,400,000    A-1+     Portland Oregon Special Obligation (Horizon Air Industries
                             Project) 1.80% VRDO AMT                                             3,400,000
    16,900,000    A-1+     Washington County MFH Authority (Cedar Mill Project)
                             3.65% VRDO AMT                                                     16,900,000
----------------------------------------------------------------------------------------------------------
                                                                                                59,855,000
----------------------------------------------------------------------------------------------------------
Pennsylvania -- 5.6%
     2,500,000    NR+      Allegheny County Hospital Development Authority Revenue
                             (Health Care Dialysis Clinic) 3.50% VRDO                            2,500,000
     3,900,000    VMIG 1*  Allegheny County IDA Notes 2.35% VRDO AMT                             3,900,000
     9,300,000    MIG 1*   Allegheny County Port Authority Grant Anticipation Notes
                             3.50% due 6/28/02                                                   9,356,967
     4,515,000    NR+      Berks County IDA (Clover Farms Dairy Project)
                             3.60% VRDO AMT                                                      4,515,000

                       See Notes to Financial Statements.


22  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Pennsylvania -- 5.6% (continued)
                           Bucks County IDA Revenue:
$    2,045,000    NR+        Dunmore Corp. Project 3.70% AMT VRDO                           $    2,045,000
     3,740,000    NR+        L&P Project Series A 3.65% AMT VRDO                                 3,740,000
    20,000,000    VMIG 1*  Dauphin County Pennsylvania General Authority
                             School District Pooled Funding Program
                             AMBAC-Insured 2.30% VRDO                                           20,000,000
     5,500,000    A-1+     Delaware County Pennsylvania IDA Series G 3.35% VRDO                  5,500,000
     4,000,000    VMIG 1*  Doylestown Pennsylvania Hospital Authority Revenue Series B
                             2.35% VRDO                                                          4,000,000
                           Emmaus General Authority Revenue:
    66,530,000    A-1+       Series 96 FSA-Insured 3.45% VRDO                                   66,530,000
     2,800,000    A-1+       Sub. Series E-15 3.50% VRDO                                         2,800,000
    30,000,000    NR+      Harrisburg Pennsylvania Authority Revenue 3.53% VRDO                 30,000,000
     7,000,000    A-1      Lehigh County General Purpose Authority Revenue
                             The Good Shepherd Group AMBAC-Insured 3.55% VRDO                    7,000,000
     1,965,000    NR+      Lehigh County Pennsylvania IDA Revenue (Impress Project)
                             Series A 3.65% VRDO AMT                                             1,965,000
     1,700,000    NR+      Luzerne County IDA IDR (Culp Inc. Project) 3.60% VRDO AMT             1,700,000
    10,000,000    VMIG 1*  Montgomery County Higher Education & Health Authority
                             Revenue William Pennsylvania Charter School 2.33% VRDO             10,000,000
    52,350,000    NR       New Garden General Authority Pooled Financing Program
                             AMBAC-Insured 3.50% VRDO                                           52,350,000
                           Pennsylvania Economic Development Financing Authority
                             Revenue (Wengers Feed Mill Project):
     5,800,000    A-1          Series B-1 3.60% VRDO AMT                                         5,800,000
     8,900,000    NR+          Series F-3 3.60% VRDO AMT                                         8,900,000
     5,400,000    A-1+     Pennsylvania Energy Development Authority (Piney Creek)
                             Series A 3.50% VRDO AMT                                             5,400,000
     6,995,000    VMIG 1*  Pennsylvania State GO Floater Certificates Series 465X
                             MBIA-Insured 3.50% VRDO                                             6,995,000
                           Pennsylvania State Higher Education Assistance Agency
                             Student Loan Revenue:
                               Series A AMBAC-Insured:
    16,500,000    VMIG 1*        2.30% VRDO AMT                                                 16,500,000
    17,500,000    NR+            3.60% VRDO                                                     17,500,000
    30,000,000    A-1+           3.60% VRDO                                                     30,000,000
     7,000,000    VMIG 1*        3.60% VRDO AMT                                                  7,000,000
     4,000,000    A-1+         Series B SLMA 3.60% VRDO AMT                                      4,000,000
    15,600,000    VMIG 1*      Series C 2.30% AMBAC-Insured VRDO AMT                            15,600,000
     6,900,000    A-1      Pennsylvania State Higher Education Authority
                             (College of Optometry) 3.45% VRDO                                   6,900,000
    23,000,000    VMIG 1*  Pennsylvania State Turnpike Commission Revenue
                             Series U 2.35% VRDO                                                23,000,000

                       See Notes to Financial Statements.


23  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Pennsylvania -- 5.6% (continued)
$    4,795,000    NR+      Philadelphia IDR (Goldenberg Candy Project) Series A
                             3.60% VRDO AMT                                                 $    4,795,000
    14,200,000    VMIG 1*  Philadelphia Pennsylvania Authority IDR (Regional
                             Performing Arts Center Project) 3.50% VRDO                         14,200,000
    10,000,000    A-1      Philadelphia Water Municipal Securities Trust Certificates
                             PART FGIC-Insured 2.40% due 12/7/01                                10,000,000
    46,750,000    A-1      York General Authority Pooled Financing Revenue Series 96B
                             AMBAC-Insured 3.45% VRDO                                           46,750,000
----------------------------------------------------------------------------------------------------------
                                                                                               451,241,967
----------------------------------------------------------------------------------------------------------
Rhode Island -- 0.1%
                           Rhode Island State Economic Development Corp.:
     1,670,000    A-1        J-Cor LLC Project Series 98 3.65% VRDO AMT                          1,670,000
     2,415,000    A-1        Mathew Realty Co. 3.65% VRDO AMT                                    2,415,000
     6,000,000    A-1        McCoy Stadium Issue 2.25% VRDO                                      6,000,000
----------------------------------------------------------------------------------------------------------
                                                                                                10,085,000
----------------------------------------------------------------------------------------------------------
South Carolina -- 3.6%
                           Anderson County IDR:
     6,580,000    NR+        Culp Inc. 3.60% VRDO AMT                                            6,580,000
     2,800,000    NR+        Fed Paper Board Co. Inc. 3.60% VRDO AMT                             2,800,000
     3,700,000    NR+        Mikron Corp. 3.65% VRDO AMT                                         3,700,000
     2,252,000    NR+      Chesterfield County IDR (Culp Inc. Project) 3.60% VRDO AMT            2,252,000
    17,000,000    MIG 1*   Greenville County South Carolina School District TAN
                             3.00% due 4/15/02                                                  17,052,026
     4,180,000    VMIG 1*  Greenwood County South Carolina Hospital Revenue
                             Series B 2.25% VRDO                                                 4,180,000
                           Marlboro County Solid Waste Disposal Facilities Revenue:
     2,600,000    NR+        Wellman Inc. 3.70% VRDO AMT                                         2,600,000
     5,500,000    A-1+       Williamette Industries Project 3.50% VRDO AMT                       5,500,000
                           Piedmont Municipal Power Agency Electric Revenue
                             Refunding MBIA-Insured:
    18,600,000    VMIG 1*      Series A 2.25% VRDO                                              18,600,000
    25,500,000    A-1+         Series D 3.45% VRDO                                              25,500,000
     6,130,000    A-1+     South Carolina GO PART 2.65% due 2/21/02                              6,130,000
                           South Carolina Housing Financial & Development Authority
                             MFH Revenue:
     3,745,000    A-1+         Greenville Rental Housing Series A 2.25% VRDO                     3,745,000
     6,400,000    A-1+         Rental-Bay Club Apartments 2.35% VRDO AMT                         6,400,000
     5,385,000    A-1+         Spartanburg Rental Housing Series A 2.25% VRDO                    5,385,000
                           South Carolina Jobs EDA Revenue:
     3,200,000    NR+        Advanced Automation Inc. Project 3.62% VRDO                         3,200,000
     4,600,000    P-1*       BASF Corp. 3.70% VRDO AMT                                           4,600,000
                             Bon Secors Health Systems PART:
    41,400,000    A-1+         499 3.75% VRDO                                                   41,400,000
    10,990,000    A-1+         1273 3.95% VRDO                                                  10,990,000

                       See Notes to Financial Statements.


24  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
South Carolina -- 3.6% (continued)
$    4,200,000    NR+        Conco Medical Products Project 3.70% VRDO AMT                  $    4,200,000
     6,900,000    A-1        Franco Manufacture Co. Inc. 3.65% VRDO AMT                          6,900,000
     4,200,000    NR+        Galey & Lord Industries Inc. 3.60% VRDO AMT                         4,200,000
     8,600,000    NR+        Greenville Baptist Project 3.50% VRDO                               8,600,000
     1,200,000    NR+        Greenville Machinery Project 3.60% VRDO                             1,200,000
     1,500,000    NR+        ISO Poly Films Inc. Project 3.70% VRDO AMT                          1,500,000
     3,500,000    NR+        Jeffrey Specialty Equipment 2.45% VRDO AMT                          3,500,000
     4,800,000    NR+        Orders Realty Co. Inc. Project 3.60% VRDO AMT                       4,800,000
     1,300,000    NR+        Spartan Iron & Metal Project 3.60% VRDO AMT                         1,300,000
    14,785,000    A-1        Wellman Inc. Project 3.65% VRDO                                    14,785,000
     3,250,000    A-1+       YMCA Florence Project 3.50% VRDO                                    3,250,000
    16,600,000    VMIG 1*  South Carolina Port Authority Munitop PART FSA-Insured
                             3.61% VRDO AMT                                                     16,600,000
                           South Carolina Public Service Authority:
     3,500,000    VMIG 1*    PART Series L MBIA-Insured 3.59% VRDO                               3,500,000
     9,450,000    AAA        Santee Cooper Series D AMBAC-Insured
                               6.50% due 7/1/02                                                  9,900,543
    30,000,000    MIG 1*   Spartanburg County School District 7 2.50% due 12/27/01              30,032,697
     3,500,000    A-1+     Williamsburg County IDR (Peddinghaus Project)
                             3.62% VRDO AMT                                                      3,500,000
----------------------------------------------------------------------------------------------------------
                                                                                               288,382,266
----------------------------------------------------------------------------------------------------------
South Dakota -- 0.1%
     8,200,000    A-1      Yankton IDR (Kolberg Pioneer Inc.) Series 98
                             3.65% VRDO AMT                                                      8,200,000
----------------------------------------------------------------------------------------------------------
Tennessee -- 6.7%
     4,435,000    P-1*     Anderson County Tennessee IDB Revenue Bonds (Becromal
                             of America Inc. Project) 3.95% VRDO AMT                             4,435,000
     1,100,000    A-1+     Blount County Tennessee IDB IDR (Advanced Crystal Tech Inc.)
                             3.65% VRDO AMT                                                      1,100,000
    13,800,000    A-1      Chattanooga Tennessee HEFA (Tuff/Chattanooga Housing
                             Project) 2.25% VRDO                                                13,800,000
    21,000,000    A-1+     Clarksville Tennessee PBA Revenue Pooled Financing
                             3.55% VRDO                                                         21,000,000
     4,400,000    VMIG 1*  Covington IDR (Charms Co. Project) 3.65% VRDO AMT                     4,400,000
     4,350,000    NR+      Dayton IDR (LA-Z-Boy Chair Co. Project) 3.50% VRDO                    4,350,000
    12,150,000    A-1+     Hamilton County IDR Aquarium-Imax 3.55% VRDO                         12,150,000
    29,600,000    A-1+     Knox County Health Education & Housing Facilities Board
                             Revenue (The Solutions Group Inc. Project) 3.65% VRDO              29,600,000
    10,000,000    NR++     Knox County Tennessee  (Pre-Refunded -- Escrowed with
                             U.S. government securities to 4/1/02 Call @ 101)
                             6.88% due 4/1/14                                                   10,280,244
     8,000,000    SP-1+    Knoxville Tennessee Utilities Board Revenue (Water Systems)
                             FSA-Insured 3.60% VRDO                                              8,000,000

                       See Notes to Financial Statements.


25  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Tennessee -- 6.7% (continued)
$    8,100,000    NR+      Loudon IDB PCR (AE Stanley Manufacturing) 3.50% VRDO             $    8,100,000
     3,100,000    NR+      McMinn County IDB (Thomas & Betts Corp. Project)
                             3.60% VRDO AMT                                                      3,100,000
    14,990,000    A-1+     Memphis Center City Revenue Financing Corp. MFH Revenue
                             PART 1220 3.65% VRDO                                               14,990,000
     2,500,000    A-1+     Memphis State GO Series 95A 3.55% VRDO                                2,500,000
                           Metropolitan Nashville Davidson County:
   10,000,000     VMIG 1*    ABN-AMRO Munitop PART FGIC-Insured 3.58% VRDO                      10,000,000
     8,915,000    A-1+       HEFA Adventist/Sunbelt Series A 3.50% VRDO                          8,915,000
                             IDB Revenue:
     4,800,000    A-1+         Country Music Hall of Fame 2.30% VRDO                             4,800,000
    12,400,000    VMIG 1*      MFH Arbor Knoll 3.50% VRDO                                       12,400,000
                           Montgomery County Tennessee PBA
                             Pooled Financing Revenue:
    12,450,000    VMIG 1*      Montgomery County Loan 3.55% VRDO                                12,450,000
                               Tennessee County Loan Pool:
    14,700,000    A-1+           3.25% VRDO                                                     14,700,000
    92,690,000    VMIG 1*        3.55% VRDO                                                     92,690,000
     4,000,000    NR+      Rutherford County IDR (Outboard Marine Project)
                             3.60% VRDO AMT                                                      4,000,000
                           Sevier County PBA (Local Government Public Improvement):
                             AMBAC-Insured:
    14,250,000    VMIG 1*      Series A-1  3.50% VRDO                                           14,250,000
     6,200,000    VMIG 1*      Series A-3 2.30% VRDO                                             6,200,000
     5,930,000    VMIG 1*      Series A-6 2.30% VRDO                                             5,930,000
     9,680,000    VMIG 1*      Series D-1 2.30% VRDO                                             9,680,000
     4,000,000    VMIG 1*      Series D-2 2.30% VRDO                                             4,000,000
     8,400,000    VMIG 1*      Series D-3 3.50% VRDO                                             8,400,000
    15,000,000    VMIG 1*      Series E-1 2.30% VRDO                                            15,000,000
    11,000,000    VMIG 1*      Series E-2 2.30% VRDO                                            11,000,000
    10,000,000    VMIG 1*      Series G-1 3.50% VRDO                                            10,000,000
     5,645,000    VMIG 1*      Series H-1 2.30% VRDO                                             5,645,000
     5,000,000    VMIG 1*      Series I-A2 2.30% VRDO                                            5,003,000
       500,000    VMIG 1*    FSA-Insured Series A-2 2.75% VRDO                                     500,000
                           Shelby County Health & Education & Housing:
     6,500,000    A-1+       2.75% due 11/29/01                                                  6,500,000
    23,000,000    A-1+       2.60% due 12/20/01                                                 23,000,000
     9,945,000    NR+        Kirby Parkway Apartments 3.55% VRDO                                 9,945,000
     8,465,000    A-1+     Shelby Tennessee Methodist Healthcare PART MBIA-Insured
                             3.60% VRDO                                                          8,465,000
                           Sullivan County Tennessee:
     7,300,000    NR+        IDB Revenue (Microporous Products) 3.60% VRDO AMT                   7,300,000
    10,000,000    A-1+       Health Educational & Housing Facilities Board Hospital
                               Alliance Pooled 3.57% VRDO                                       10,000,000

                       See Notes to Financial Statements.


26  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Tennessee -- 6.7% (continued)
$   15,000,000    SP-1+      TAN Series A 2.40% VRDO                                        $   15,000,000
    24,600,000    A-1+     Tennessee State IAM Series 2.10% due 12/10/01                        24,600,000
    44,500,000    MIG 1*   Tennessee State Local Development Authority Revenue
                             4.00% due 6/19/02                                                  44,902,414
----------------------------------------------------------------------------------------------------------
                                                                                               543,080,658
----------------------------------------------------------------------------------------------------------
Texas -- 16.5%
                           ABN-AMRO Munitops Certificates:
     3,000,000    VMIG 1*    Fort Bend TX ISD Series 1999-6 PART PSFG 3.58% VRDO                 3,000,000
     5,000,000    VMIG 1*    Series 2000-11 PART PSFG 3.65% VRDO                                 5,000,000
    10,000,000    VMIG 1*    Series 2000-20 Multistate PART 2.50% due 12/5/01                   10,000,000
     7,495,000    VMIG 1*  Austin Texas Water & Wastewater Systems Revenue Merlots
                             Series LLL PART MBIA-Insured 3.59% VRDO                             7,495,000
     7,400,000    VMIG 1*  Barbers Texas School ABN-AMRO Munitops Series 98-24
                             PART PSFG 3.58% VRDO                                                7,400,000
     5,025,000    A-1+     Bexar County Texas HFA (Fountainhead Multi-Family
                             Apartments) 2.25% VRDO                                              5,025,000
       600,000    VMIG 1*  Brazos River Authority PCR (Texas Utilities Electric Co.)
                             Series A AMBAC-Insured 2.75% VRDO                                     600,000
                           Brazos River Texas Harbor Navigation Distribution:
     9,000,000    A-1+       BASF Corporate Project 2.35% VRDO AMT                               9,000,000
     2,500,000    VMIG 1*    Merey Sweeny LP Project Series A 2.80% VRDO AMT                     2,500,000
     6,500,000    A-1+     Brazos Texas Horbor Industrial Development Corp.
                             (BASF Corporate Project) 2.25% VRDO AMT                             6,500,000
    10,500,000    NR+      Calhoun County Texas Solid waste Disposal Revenue
                             (Formosa Plastics Corp. Project) 2.40% VRDO AMT                    10,500,000
     8,800,000    A-1+     Carroll Texas Independent School District School Building
                             3.45% VRDO                                                          8,800,000
    11,000,000    Aaa*     Coastal Water Authority (Converyance System Revenue)
                             AMBAC-Insured (Pre-Refunded  -- Escrowed with
                             U.S. government securities to 12/15/01 Call @ 100)
                             6.80% due 12/15/11                                                 11,093,240
     8,800,000    A-1+     Corpus Christi Authority Nueces County Marine Terminal
                             Revenue Reynolds Metal Co. 3.40% VRDO                               8,800,000
     5,000,000    A-1+     Corpus Christi University 3.20% due 11/9/01                           5,000,000
     4,100,000    VMIG 1*  Crawford IDR (Franklin Industrial Project) 3.55% VRDO AMT             4,100,000
    15,000,000    A-1+     Dallas Fort Worth Regional Airport Revenue PART
                             MBIA-Insured 3.63% VRDO AMT                                        15,000,000
                           Dallas Fort Worth Texas International Airport:
    10,000,000    NR+        Flight Safety Project 3.60% VRDO AMT                               10,000,000
    14,900,000    VMIG 1*    Merlots Series 2000-2 PART FGIC-Insured
                               3.64% VRDO AMT                                                   14,900,000
    10,000,000    A-1+       Series A TECP 2.30% due 10/1/01                                    10,000,000
    95,655,000    A-1+     Dallas Texas Area Rapid TAN Sales 5.42% due 10/11/01                 95,655,000

                       See Notes to Financial Statements.


27  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Texas -- 16.5% (continued)
$    8,000,000    VMIG 1*  Dallas Water & Sewer Munitops Series 98-19 PART
                             FSA-Insured 3.58% VRDO                                         $    8,000,000
     8,700,000    A-1+     Denton Texas Independent School District 2.60% due 2/1/02             8,700,000
     4,200,000    A-1+     Fort Bend County Texas IDC IDR (Aaron Rents Inc. Project)
                             3.65% VRDO AMT                                                      4,200,000
    65,000,000    VMIG 1*  Grand Prairie Texas Independent School District
                             4.34% due 8/1/02                                                   65,000,000
                           Greater Texas Student Loan Corp.:
    10,000,000    A-1+       Series 96A 2.45% due 7/1/21                                        10,000,000
    13,300,000    A-1+       Series 98A 3.45% due 5/1/38 AMT                                    13,300,000
    15,000,000    VMIG 1*    Series A 3.45% due 2/1/40 AMT                                      15,000,000
     3,000,000    VMIG 1*    Series B 3.45% due 5/1/28 AMT                                       3,000,000
    17,000,000    NR       Guadalupe Blanco River Texas IDR 3.50% VRDO                          17,000,000
                           Gulf Coast Waste Disposal Authority:
     2,500,000    A-1+       Amoco Oil Co. Project 4.45% due 10/1/01 AMT                         2,500,000
     3,900,000    A-1+       Exxon Mobil Project 2.20% VRDO AMT                                  3,900,000
     4,000,000    NR+      Harris County IDR Parrot Ice Drink Products Series A
                             3.80% VRDO AMT                                                      4,000,000
                           Harris County Texas:
   145,000,000    SP-1+      3.75% due 2/28/02 TAN                                             145,479,403
    10,000,000    A-1+       Flood Control 2.15% due 12/18/01                                   10,000,000
     5,860,000    A-1+       GO TECP Series C 2.35% due 10/1/01                                  5,860,000
                             PART:
     4,995,000    A-1+         AMBAC-Insured 2.65% due 2/21/02                                   4,995,000
     7,800,000    A-1+         FGIC-Insured 2.38% VRDO                                           7,800,000
    15,000,000    P-1*     Houston Airport Munitop 98-15 PART FGIC-Insured
                             3.62% VRDO AMT                                                     15,000,000
                           Houston GO TECP:
                             Series A:
    10,000,000    A-1+         2.65% due 10/11/01                                               10,000,000
     5,000,000    A-1+         2.70% due 10/11/01                                                5,000,000
     5,000,000    A-1+         2.60% due 11/15/01                                                5,000,000
    15,000,000    A-1+         2.65% due 11/15/01                                               15,000,000
     3,000,000    A-1+         2.45% due 12/4/01                                                 3,000,000
     5,000,000    A-1+         2.60% due 12/6/01                                                 5,000,000
     8,000,000    A-1+       Series B 2.65% due 11/15/01                                         8,000,000
     5,000,000    A-1+       Series C 2.60% due 12/6/01                                          5,000,000
                           Houston ISD PART PSFG:
     7,320,000    A-1+       3.55% VRDO                                                          7,320,000
     4,245,000    VMIG 1*    Series 462 2.36% VRDO                                               4,245,000
     4,700,000    A-1+     Houston Texas Airport System Revenue Merlots Series BO4
                             PART FSA-Insured 2.44% VRDO                                         4,700,000
                           Houston Texas Higher Education Rice University:
    16,700,000    A-1+       2.65% due 10/12/01                                                 16,700,000
    23,000,000    A-1+       3.55% VRDO                                                         23,000,000

                       See Notes to Financial Statements.


28  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Texas -- 16.5% (continued)
                           Houston Water & Sewer Systems Revenue Series A TECP:
$    5,000,000    A-1+       2.95% due 10/24/01                                             $    5,000,000
     9,000,000    A-1+       2.25% due 11/19/01                                                  9,000,000
    20,000,000    A-1+       2.30% due 11/29/01                                                 20,000,000
    10,000,000    A-1+       2.65% due 12/14/01                                                 10,000,000
     5,300,000    A-1+     Hunt County Texas IDR (Trico Industrial Inc. Project)
                             2.25% VRDO                                                          5,300,000
     8,000,000    NR+      Leon County IDR (BOC Group Inc. Project) 3.50% VRDO                   8,000,000
    10,290,000    VMIG 1*  Lewisville Texas Independent School District Munitop PART
                             PSFG 3.40% due 2/15/02                                             10,290,000
                           Mansfield Independent School District:
    11,100,000    VMIG 1*    Series 96 PSFG 3.47% due 6/30/02                                   11,100,000
     5,000,000    A-1+       Series SGA 129 PART PSFG 2.33% VRDO                                 5,000,000
                           Municipal Securities Trust Certificates PART:
     9,370,000    A-1        Denton Water & Sewer Series 2001-117 Class A
                               3.70% VRDO                                                        9,370,000
     6,000,000    A-1        Houston Water & Sewer Series 2001-111 Class A
                               FGIC-Insured 3.65% VRDO                                           6,000,000
    15,590,000    A-1        Series A 9009 FSA-Insured 2.40% VRDO                               15,590,000
                           North Central Health Facility Development Corp. Los Barrios
     2,345,000    NR+        Unidos Community 3.60% VRDO                                         2,345,000
                           North Texas Higher Education Authority Inc. Student Loan
                             Revenue Refunding:
     9,500,000    A-1+         Series 1991F AMBAC-Insured 3.60% VRDO AMT                         9,500,000
    16,800,000    NR           Series 1993A 3.60% VRDO AMT                                      16,800,000
                               Series A:
     3,500,000    VMIG 1*        3.60% VRDO AMT                                                  3,500,000
     8,400,000    A-1+           AMBAC-Insured 3.60% VRDO AMT                                    8,400,000
    16,400,000    VMIG 1*      Series C AMBAC-Insured 2.35% VRDO AMT                            16,400,000
    35,520,000    A-1+     Plano Texas ISD PSFG 3.40% due 8/15/17                               35,520,000
     2,850,000    NR+      Round Rock IDR Refunding (Tellabs Inc. Project) 3.50% VRDO            2,850,000
    22,677,000    VMIG 1*  San Antonio Electricity & Gas Munitop PART MBIA-Insured
                             3.58% VRDO                                                         22,677,000
     4,115,000    A-1+     San Antonio Texas Water Revenue Municipal Securities Trust
                             Series SGA 42 PART MBIA-Insured 2.33% VRDO                          4,115,000
    30,000,000    A-1+     San Antonio Texas Water System Series 1995
                             2.30% due 10/17/01                                                 30,000,000
     4,030,000    NR+      Sulfur Springs Texas IDR (CMH Manufacturing Inc. Project)
                             3.60% VRDO AMT                                                      4,030,000
    12,495,000    A-1      Texas Department of Housing Series 9003 PART Class A
                             3.75% AMT VRDO                                                     12,495,000
    14,000,000    A-1+     Texas Municipal Gas Reserves Corp. Series 98 FSA-Insured
                             3.45% VRDO                                                         14,000,000

                       See Notes to Financial Statements.


29  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Texas -- 16.5% (continued)
                           Texas Public Finance Authority TECP Series 1993 A:
$    5,500,000    A-1+       2.65% due 10/11/01                                             $    5,500,000
     2,000,000    A-1+       2.65% due 10/22/01                                                  2,000,000
    15,000,000    A-1+       2.55% due 1/25/02                                                  15,000,000
     7,000,000    VMIG 1*  Texas State Department Housing & Community Affairs MFH
                             (Timber Point Apartments) 3.60% VRDO AMT                            7,000,000
   215,950,000    MIG 1*   Texas TRAN Series A-L32 3.75% due 8/29/02                           218,406,859
    14,425,000    VMIG 1*  Texas Veterans Land Series A 2.35% VRDO AMT                          14,425,000
     2,312,500    VMIG 1*  Texas Water Development Board Revenue PART Series 230
                             3.55% VRDO                                                          2,312,500
       100,000    VMIG 1*  Trinity River Authority PCR (Utilities Electric Co. Project)
                             Series A AMBAC-Insured 2.75% VRDO AMT                                 100,000
     7,700,000    NR+      Trinity River Authority Solid Waste Disposal Revenue
                             Community Waste Disposal Project 2.35% VRDO AMT                     7,700,000
    23,200,000    VMIG 1*  Tyler Texas Health Facilities Development Corp. Hospital
                             Revenue 3.58% VRDO 23,200,000 University of Texas
                           TECP Series A:
    13,842,000    A-1+       2.30% due 10/15/01                                                 13,842,000
    10,100,000    A-1+       2.45% due 12/31/01                                                 10,100,000
    12,000,000    A-1+       2.50% due 12/31/01                                                 12,000,000
----------------------------------------------------------------------------------------------------------
                                                                                             1,334,936,002
----------------------------------------------------------------------------------------------------------
Utah -- 1.1%
   15,410,000     A-1+     Alpine Utah School District PART 3.12% due 2/21/02                   15,410,000
   10,000,000     MIG 1*   Davis County Utah School District TAN 3.75% due 6/28/02              10,082,885
                           Intermountain Power Agency Utah Power Supply Revenue
                             AMBAC-Insured:
     3,500,000    A-1+         Series E 2.63% due 10/22/01                                       3,500,000
    13,580,000    A-1+         Series F 2.35% due 11/1/01                                       13,580,000
     2,200,000    A-1      Ogden City IDR (Infiltrator System Inc. Project) 3.65% VRDO AMT       2,200,000
                           Salt Lake City Utah:
     2,400,000    A-1+       Revenue Pooled Class A (IHC Health Services Inc.)
                               3.45% VRDO                                                        2,400,000
    13,000,000    SP-1+      TRAN 3.50% due 12/28/01                                            13,026,193
                           Utah State Board Regents Student Loan Revenue
                             AMBAC-Insured:
    10,000,000    A-1          Series A 3.60% VRDO AMT                                          10,000,000
     3,500,000    A-1+         Series Q 2.35% VRDO AMT                                           3,500,000
    12,500,000    A-1+     Weber County Utah IHC Healthcare Series A 3.45% VRDO                 12,500,000
----------------------------------------------------------------------------------------------------------
                                                                                                86,199,078
----------------------------------------------------------------------------------------------------------
Vermont -- 0.1%
     7,100,000    NR+      Vermont IDA (Wallace Computer Services Project) 2.25% VRDO            7,100,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


30  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Virginia -- 2.3%
                           Alexandria Virginia IDA IDR:
$    8,000,000    A-1        Defense Analysis Series B AMBAC-Insured 3.55% VRDO             $    8,000,000
     1,600,000    NR+        Global Printing Project 3.60% VRDO AMT                              1,600,000
    10,310,000    A-1        Pooled Loan Program Series A 3.55% VRDO                            10,310,000
     7,910,000    A-1+     Arlington County Virginia GO PART 3.12% due 2/21/02                   7,910,000
     5,200,000    A-1+     Brunswick County IDR (Aegis Waste Solution)
                             3.55% VRDO AMT                                                      5,200,000
    13,425,000    A-1+     Clarke County Virginia IDA Education Facilities Revenue
                             (Grafton School Inc. Project) 3.50% VRDO                           13,425,000
    21,050,000    VMIG 1*  Culpepper Virginia IDA Residential Care Facility Revenue
                             Virginia Baptist Homes 3.45% VRDO                                  21,050,000
     3,400,000    NR+      Front Royal & Warren IDA (PenTab Industries)
                             3.65% VRDO AMT                                                      3,400,000
    51,145,000    A-1+     Harrisonburg IDR Wachovia Pooled Loan Program
                             3.50% VRDO                                                         51,145,000
     7,000,000    NR+      Henrico County Virginia EDA IDR (Infinieon Technologies
                             Project) 3.65% VRDO AMT                                             7,000,000
     4,850,000    NR+      Henrico Virginia Hermitage Health 3.55% VRDO                          4,850,000
     3,000,000    A-1+     King George County (Garnet of VA Inc. Project)
                             3.65% VRDO AMT                                                      3,000,000
     2,100,000    NR+      Mecklenburg Virginia IDA (Glaize & Bro LC)
                             3.60% VRDO AMT                                                      2,100,000
                           Municipal Securities Trust Certificates Class A MBIA-Insured:
     6,460,000    A-1        Series 2001-130 2.75% VRDO                                          6,460,000
     5,000,000    A-1        Series 2001-159 2.75% VRDO                                          5,000,000
     3,420,000    A-1+     Newport News Virginia Redevelopment & Housing
                             Authority Revenue PART 152 FNMA Guaranty
                             3.60% VRDO                                                          3,420,000
    11,146,000    A-1+     Richmond Virginia Redevelopment & Housing Authority
                             MFH Revenue PART 1022 3.60% VRDO                                   11,146,000
     5,940,000    NR+      Rockbridge County IDR DES Champs High
                             3.65% VRDO AMT                                                      5,940,000
     9,700,000    A-1+     Virginia College Building Authority (Shenandoah University
                             Project) 3.45% VRDO                                                 9,700,000
     2,400,000    A-1+     Virginia Port Authority Revenue PART MBIA-Insured
                             3.50% VRDO                                                          2,400,000
     3,380,000    NR+      Virginia Small Business Financing Authority (Ennstone
                             Project) 3.55% VRDO AMT                                             3,380,000
----------------------------------------------------------------------------------------------------------
                                                                                               186,436,000
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


31  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Washington -- 2.5%
$    3,320,000    A-1+     Everett Washington IDC (Elizabeth A Lynn Trust Project)
                             2.55% VRDO AMT                                                 $    3,320,000
     5,300,000    A-1+     Kent Washington Municipal Securities Trust Series SGA 27
                             PART MBIA-Insured 2.33% VRDO                                        5,300,000
     7,175,000    A-1+     King County Washington Housing Authority Revenue
                             (Overlake Project) 3.65% VRDO AMT                                   7,175,000
    14,265,000    A-1      Municipal Securities Trust Certificates Series 2001-149
                             Class A FGIC-Insured 2.33% VRDO                                    14,265,000
     2,355,000    A-1      Olympia Washington EDA (Spring Air Northwest Project)
                             3.70% VRDO AMT                                                      2,355,000
     4,200,000    P-1*     Pierce County EDA Dock & Wharf Facility Revenue
                             (SCS Industries) 3.65% VRDO AMT                                     4,200,000
     3,400,000    A-1+     Seattle Washington GO Series D 2.35% VRDO                             3,400,000
     8,005,000    A-1+     Seattle Washington Water System Revenue PART FGIC-Insured
                             2.40% due 11/15/01                                                  8,005,000
     5,100,000    A-1+     Snohomish County Washington Public Utility District No.1
                             Revenue Series SGA 124 PART FSA-Insured 2.75% VRDO                  5,100,000
     4,995,000    VMIG 1*  Vancouver Washington Water & Sewer Revenue Series 260
                             PART FGIC-Insured 3.55% VRDO                                        4,995,000
    52,700,000    A-1+     Washington Metro Airport Authority 2.75% due 11/16/01 AMT            52,700,000
     5,500,000    A-1      Washington State EDFA Solid Waste Disposal Revenue
                             (Waste Management Project) Series C 3.65% VRDO AMT                  5,500,000
    14,155,000    A-1+     Washington State GO Munitop 2001-6 PART MBIA-Insured
                             2.80% due 11/1/01                                                  14,155,000
     3,900,000    VMIG 1*  Washington State Health Care Facility National Healthcare
                             Research & Education 3.50% VRDO                                     3,900,000
     9,300,000    VMIG 1*  Washington State HEFA (Seattle Pacific University Project)
                             Series A 3.70% VRDO 9,300,000 Washington State HFA
                           Multi-Family Mortgage Revenue:
     8,450,000    A-1+       Arbors on the Park Project 3.65% VRDO AMT                           8,450,000
     6,200,000    VMIG 1*    Bremerton State Housing Finance Community MFH                       6,200,000
                               3.60% VRDO AMT
     3,540,000    VMIG 1*    Country Club Apartments Series A 2.95% VRDO AMT                     3,540,000
     2,500,000    A-1        MILL Pointe Apartments Project Series A
                               2.85% VRDO AMT                                                    2,500,000
     5,805,000    A-1        Regency Park Apartments Project Series A
                               2.85% VRDO AMT                                                    5,805,000
     3,550,000    A-1        Summer Ridge Apartments Project Series A
                               2.85% VRDO AMT                                                    3,550,000
     9,945,000    VMIG 1*    Variable Rate Certificates Series T PART 3.60% VRDO AMT             9,945,000
       135,000    VMIG 1*  Washington State Housing Finance Committee Nonprofit
                             Housing Revenue YMCA of Greater Seattle 2.70% VRDO                    135,000

                       See Notes to Financial Statements.


32  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Washington -- 2.5% (continued)
                           Washington State Public Power Supply Systems
                             (Nuclear Project):
$    9,195,000    A-1+         Number 1 PART MBIA-Insured 3.55% VRDO                        $    9,195,000
     5,000,000    NR+          Number 2 Series A (Pre-Refunded -- Escrowed
                               with U.S. government securities to 7/1/02) 5.50%                  5,126,128
                           Yakima County Public Corp.:
     5,400,000    P-1*       Can Am Millwork Ltd. 3.60% VRDO AMT                                 5,400,000
     2,000,000    NR+        Longview Fibre Co. 3.90% VRDO AMT                                   2,000,000
----------------------------------------------------------------------------------------------------------
                                                                                               205,516,128
----------------------------------------------------------------------------------------------------------
West Virginia -- 0.2%
                           Marion County Commission Solid Waste Disposal Facility
                             Revenue (Granttown Project):
     4,705,000    A-1+         Series B 3.60% VRDO AMT                                           4,705,000
     3,300,000    A-1+         Series D 3.60% VRDO AMT                                           3,300,353
     1,730,000    NR+      Putnam County Solid Waste Disposal Revenue (FMC Corp.)
                             3.60% VRDO AMT                                                      1,730,000
     4,245,000    VMIG 1*  West Virginia School Building Series 263 PART FSA-Insured
                             3.55% VRDO                                                          4,245,000
----------------------------------------------------------------------------------------------------------
                                                                                                13,980,353
----------------------------------------------------------------------------------------------------------
Wisconsin -- 1.8%
     2,660,000    A-1+     Germantown IDR (Great Lakes Pack Corp.)
                             3.62% VRDO AMT                                                      2,660,000
     9,325,000    A-1      Milwaukee Housing Economic Development Authority PART
                             GEMICO-Insured 3.63% VRDO AMT                                       9,325,000
    92,000,000    SP-1+    Milwaukee Wisconsin RAN Series B 4.25% due 2/28/02                   92,349,421
     7,665,000    NR+      Municipal Securities Trust Certificates Series 1999-74 PART
                             Class A 3.63% VRDO                                                  7,665,000
     1,095,000    VMIG 1*  Wisconsin Housing & EDA Home Ownership Revenue PART
                             GEMICO-Insured 3.60% VRDO AMT                                       1,095,000
     7,200,000    VMIG 1*  Wisconsin Health Education SSM Health Care
                             2.15% due 10/23/01                                                  7,200,000
     8,320,000    A-1+     Wisconsin Public Power Inc. System Power Supply System
                             Revenue PART AMBAC-Insured 3.60% VRDO                               8,320,000
     1,700,000    A-1+     Wisconsin State HEFA Franciscan Health Care Series A-2
                             3.40% VRDO                                                          1,700,000
    16,095,000    A-1+     Wisconsin Transportation Series 97A 2.60% due 12/10/01               16,095,000
----------------------------------------------------------------------------------------------------------
                                                                                               146,409,421
----------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


33  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Schedule of Investments (unaudited) (continued)               September 30, 2001
================================================================================

      FACE
     AMOUNT       RATING(a)                    SECURITY                                           VALUE
==========================================================================================================
Wyoming -- 0.6%
$    8,600,000    VMIG 1*  Green River Solid Waste (OCI Wyoming Project)
                             3.62% VRDO AMT                                                 $    8,600,000
     5,000,000    VMIG 1*  Green River Wyoming PCR (Poulene Inc. Project)
                             2.75% VRDO                                                          5,000,000
    33,000,000    SP-1+    Wyoming State Education Fund TRAN Series B
                             3.50% due 6/27/02                                                  33,220,693
----------------------------------------------------------------------------------------------------------
                                                                                                46,820,693
----------------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $8,103,722,828**)                                       $8,103,722,828
==========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(b)   Variable rate obligation payable at par on demand on the date indicated.
+ Security has not been rated by either Moody's Investors Service, Inc. or Standard & Poor's Ratings Service. However, the Board of Trustees has determined this security to be considered a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letter of credit.
++ Security has not been rated by either Moody's Investors Service, Inc. or Standard & Poor's Ratings Service. However, the Board of Trustees has determined that this security presents minimal credit risk.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 35 and 36 for definitions of bond ratings and certain security descriptions.

                       See Notes to Financial Statements.


34  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds that are rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong. AA -- Bonds that are rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A   -- Bonds that are rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -- Bonds that are rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A   -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


35  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
MIG 1  -- Moody's highest rating for short-term municipal obligations.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. VMIG 2 -- Moody's second highest rating for issues having a demand feature --
          VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions (unaudited)
================================================================================

AMBAC   -- AMBAC Indemnity Corporation
AMT     -- Alternative Minimum Tax
BAN     -- Bond Anticipation Notes
CGIC    -- Capital Guaranty Insurance Company
DFA     -- Development Finance Authority
EDA     -- Economic Development Authority
EDC     -- Economic Development Corporation
EDFA    -- Economic Development Financial Authority
EFA     -- Educational Facilities Authority
ETM     -- Escrowed to Maturity
FGIC    -- Financial Guaranty Insurance Company
FRTC    -- Floating Rate Trust Certificates
FSA     -- Financial Security Assurance
GEMICO  -- General Electric Mortgage Insurance Company
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HDA     -- Housing Development Authority
HEFA    -- Health and Educational Facilities Authority
HFA     -- Housing Finance Authority
HFC     -- Housing Finance Corporation
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDC     -- Industrial Development Corporation
IDR     -- Industrial Development Revenue
ISD     -- Independent School District
MBIA    -- Municipal Bond Investors Assurance Corporation
MFH     -- Multi-Family Housing
PART    -- Partnership Structure
PBA     -- Public Building Authority
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Facilities Authority
PSFG    -- Permanent School Fund Guaranty
RAN     -- Revenue Anticipation Notes
RAW     -- Revenue Anticipation Warrants
SLMA    -- Student Loan Marketing Association
STEM    -- Short-Term Extendable Maturity
SWAP    -- Swap Structure
TAN     -- Tax Anticipation Notes
TECP    -- Tax Exempt Commercial Paper
TOB     -- Tender Option Bond
TRAN    -- Tax & Revenue Anticipation Notes
VHA     -- Veterans Housing Authority
VRDO    -- Variable-Rate Demand Obligation


36  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities (unaudited) September 30, 2001
================================================================================

ASSETS:
  Investments, at amortized cost                                  $8,103,722,828
  Interest receivable                                                 48,040,055
  Deferred compensation                                                   75,280
--------------------------------------------------------------------------------
  Total Assets                                                     8,151,838,163
--------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                                    5,638,377
  Management fee payable                                               2,349,536
  Distribution fees payable                                              271,165
  Payable to bank                                                         71,014
  Accrued expenses                                                     1,331,835
--------------------------------------------------------------------------------
  Total Liabilities                                                    9,661,927
--------------------------------------------------------------------------------
Total Net Assets                                                  $8,142,176,236
================================================================================

NET ASSETS:
  Par value of capital stock                                      $   81,416,673
  Capital paid in excess of par value                              8,060,606,592
  Accumulated net realized gain from security transactions               152,971
--------------------------------------------------------------------------------
Total Net Assets                                                  $8,142,176,236
================================================================================
Shares Outstanding:
  Class A                                                          8,140,661,862
  ------------------------------------------------------------------------------
  Class Y                                                              1,005,433
  ------------------------------------------------------------------------------
Net Asset Value:
  Class A                                                         $         1.00
  ------------------------------------------------------------------------------
  Class Y                                                         $         1.00
================================================================================

                       See Notes to Financial Statements.


37  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended September 30, 2001

INVESTMENT INCOME:
  Interest                                                          $126,347,199
--------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 3)                                             19,541,425
  Distribution fees (Note 3)                                           4,179,713
  Shareholder and system servicing fees                                  982,789
  Shareholder communications                                             167,105
  Registration fees                                                      154,886
  Custody                                                                132,977
  Directors' fees                                                         57,459
  Audit and legal                                                         30,175
  Insurance                                                               21,705
  Other                                                                   42,825
--------------------------------------------------------------------------------
  Total Expenses                                                      25,311,059
--------------------------------------------------------------------------------
Net Investment Income                                                101,036,140
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                         285,068
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $101,321,208
================================================================================

                       See Notes to Financial Statements.


38  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended September 30, 2001 (unaudited) and the Year Ended March 31, 2001

                                                September 30        March 31
================================================================================
OPERATIONS:
  Net investment income                     $    101,036,140   $    259,682,851
  Net realized gain                                  285,068            395,743
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations         101,321,208        260,078,594
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
  Net investment income                         (101,036,140)      (259,686,037)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders               (101,036,140)      (259,686,037)
--------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares            13,818,147,436     31,374,314,438
  Net asset value of shares issued for
    reinvestment of dividends                    107,093,550        251,566,464
  Cost of shares reacquired                  (14,236,220,091)   (30,177,223,591)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                     (310,979,105)     1,448,657,311
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets               (310,694,037)     1,449,049,868

NET ASSETS:
  Beginning of period                          8,452,870,273      7,003,820,405
--------------------------------------------------------------------------------
  End of period*                            $  8,142,176,236   $  8,452,870,273
================================================================================
* Includes overdistributed net investment
    income of:                                            --   $         (3,105)
================================================================================

                       See Notes to Financial Statements.


39  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (d) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.


40  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFMa management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion, 0.45% on the next $2.5 billion and 0.40% on average daily net assets in excess of $7.5 billion. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended September 30, 2001, the Fund paid transfer agent fees of $828,013 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class A shares calculated at the annual rate of 0.10% of the average daily net assets of that class.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.


41  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

4. Capital Loss Carryforward

At March 31, 2001, the Fund had, for Federal income tax purposes, $15,215 of capital loss carryforwards available to offset future capital gains expiring March 31, 2005. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed.

5. Capital Shares

At September 30, 2001, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share.

The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Y shares can be purchased directly by investors.

At September 30, 2001, total paid-in capital amounted to the following for each class:

                                              Class A                  Class Y
================================================================================
Total Paid-in Capital                      $8,141,017,188            $1,006,077
================================================================================

Transactions in shares of the Fund were as follows:

                                     Six Months Ended              Year Ended
                                    September 30, 2001           March 31, 2001
================================================================================
Class A
Shares sold                           13,816,747,352             31,373,094,752
Shares issued on reinvestment            107,078,632                251,546,320
Shares reacquired                    (14,234,995,091)           (30,176,338,129)
--------------------------------------------------------------------------------
Net Increase (Decrease)                 (311,169,107)             1,448,302,943
================================================================================
Class Y
Shares sold                                1,400,000                  1,219,686
Shares issued on reinvestment                 14,918                     20,144
Shares reacquired                         (1,225,000)                  (885,462)
--------------------------------------------------------------------------------
Net Increase                                 189,918                    354,368
================================================================================


42  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                    2001(1)        2001         2000         1999         1998         1997
============================================================================================================
Net Asset Value,
  Beginning of Period           $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------
  Net investment income            0.012          0.035        0.028        0.028        0.031        0.029
  Dividends from net
    investment income             (0.012)        (0.035)      (0.028)      (0.028)      (0.031)      (0.029)
------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                 $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------
Total Return                        1.22%++        3.54%        2.89%        2.84%        3.15%        2.94%
------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)      $  8,141       $  8,452     $  7,003     $  7,104     $  6,336     $  5,562
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                       0.61%+         0.62%        0.63%        0.62%        0.61%        0.67%
  Net investment income             2.42+          3.46         2.84         2.79         3.10         2.90
============================================================================================================

Class Y Shares                    2001(1)        2001         2000         1999         1998         1997
============================================================================================================
Net Asset Value,
  Beginning of Period           $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------
  Net investment income            0.012          0.036        0.030        0.029        0.032        0.030
  Dividends from net
    investment income             (0.012)        (0.036)      (0.030)      (0.029)      (0.032)      (0.030)
------------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                 $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
------------------------------------------------------------------------------------------------------------
Total Return                        1.26%++        3.66%        3.03%        2.95%        3.25%        3.04%
------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)      $    1.0       $    0.8     $    0.5     $   24.0     $    0.5     $    5.0
------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                       0.51%+         0.49%        0.50%        0.49%        0.52%        0.57%
  Net investment income             2.32+          3.50         2.87         2.90         3.23         3.00
============================================================================================================

(1)   For the six months ended September 30, 2001 (unaudited).
(2) As a result of voluntary expense limitations, the expense ratio will not exceed 0.70% for any share class.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


43  Smith Barney Municipal Money Market Fund, Inc.
                                         2001 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
MUNICIPAL MONEY
MARKET FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

OFFICERS

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph Benevento
Vice President

Joseph P. Deane
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Salomon Smith Barney Inc.

CUSTODIAN

PFPC Trust Company

TRANSFER AGENT

Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about changes, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MUNICIPAL
MONEY MARKET FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD0807 11/01